UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2004

                    Date of reporting period: August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================
                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                        VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.05%
           N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO         $ 89,335,936
           N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO           29,837,947
           N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO         59,325,505

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $172,447,058)           178,499,388
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $172,447,058)*                                     100.05%   $178,499,388

OTHER ASSETS AND LIABILITIES, NET                         (0.05)        (96,022)
                                                        -------    ------------

Total Net Assets                                         100.00%   $178,403,366
                                                        -------    ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 88.36%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.29%
$      1,000,000  GEO SUB CORPORATION++                                                11.00%          05/15/2012      $    880,000
                                                                                                                       ------------

AGRICULTURAL SERVICES - 0.65%
         725,000  HINES NURSERIES INCORPORATED                                         10.25           10/01/2011           761,250
       1,090,000  SEMINIS VEGETABLE SEEDS INCORPORATED                                 10.25           10/01/2013         1,209,900

                                                                                                                          1,971,150
                                                                                                                       ------------

AMUSEMENT & RECREATION SERVICES - 2.31%
         623,000  AMC ENTERTAINMENT INCORPORATED                                        9.50           02/01/2011           635,460
         375,000  BOOTH CREEK SKI HOLDINGS                                             12.50           03/15/2007           376,875
         250,000  GOLFSMITH INTERNATIONAL INCORPORATED                                  8.38           10/15/2009           235,000
       1,030,000  HARD ROCK HOTEL INCORPORATED                                          8.88           06/01/2013         1,094,375
         650,000  NCL CORPORATION++                                                    10.63           07/15/2014           669,500
       1,170,000  PARK PLACE ENTERTAINMENT CORPORATION                                  7.88           03/15/2010         1,298,700
          75,000  PARK PLACE ENTERTAINMENT CORPORATION                                  7.00           04/15/2013            80,438
         800,000  SPEEDWAY MOTORSPORTS INCORPORATED                                     6.75           06/01/2013           832,000
         800,000  TOWN SPORTS INTERNATIONAL                                             9.63           04/15/2011           810,000
         300,000  TRUE TEMPER SPORTS INCORPORATED                                       8.38           09/15/2011           279,000
         675,000  WARNER MUSIC GROUP++                                                  7.38           04/15/2014           671,625

                                                                                                                          6,982,973
                                                                                                                       ------------

APPAREL & ACCESSORY STORES - 1.03%
         818,000  GAP INCORPORATED                                                      6.90           09/15/2007           885,485
       1,000,000  GAP INCORPORATED                                                     10.55           12/15/2008         1,225,000
       1,000,000  PAYLESS SHOESOURCE INCORPORATED                                       8.25           08/01/2013           997,500

                                                                                                                          3,107,985
                                                                                                                       ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.43%
         350,000  COLLINS & AIKMAN PRODUCTS++                                          12.88           08/24/2012           349,125
       1,965,000  LEVI STRAUSS & COMPANY                                                7.00           11/01/2006         1,935,525
         700,000  LEVI STRAUSS & COMPANY                                               11.63           01/15/2008           724,500
       1,100,000  LEVI STRAUSS & COMPANY                                               12.25           12/15/2012         1,141,250
         175,000  PHILLIPS VAN-HEUSEN                                                   7.25           02/15/2011           180,688

                                                                                                                          4,331,088
                                                                                                                       ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.83%
         700,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                  9.00           06/15/2012           736,750
         465,000  GROUP 1 AUTOMOTIVE INCORPORATED                                       8.25           08/15/2013           490,575
          15,000  NEFF CORPORATION                                                     10.25           06/01/2008            13,050
       1,225,000  SONIC AUTOMOTIVE INCORPORATED SERIES B                                8.63           08/15/2013         1,286,250

                                                                                                                          2,526,625
                                                                                                                       ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.59%
       1,235,000  ALLIANCE LAUNDRY SYSTEMS LLC SERIES B++                               9.63           05/01/2008         1,259,700
         500,000  CSK AUTO INCORPORATED                                                 7.00           01/15/2014           477,500
         400,000  MERITOR AUTOMOTIVE INCORPORATED                                       6.80           02/15/2009           412,000
         650,000  NATIONSRENT INCORPORATED++                                            9.50           10/15/2010           695,500
         450,000  UNITED RENTALS NORTH AMERICA INCORPORATED                             6.50           02/15/2012           427,500
       1,650,000  UNITED RENTALS NORTH AMERICA INCORPORATED                             7.75           11/15/2013         1,534,500

                                                                                                                          4,806,700
                                                                                                                       ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.49%
       2,100,000  ATRIUM COMPANIES INCORPORATED SERIES B                               10.50           05/01/2009         2,205,000
         705,000  BEAZER HOMES USA INCORPORATED                                         8.38           04/15/2012           766,688

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
$        195,000  K HOVNANIAN ENTERPRISES INCORPORATED                                  7.75%          05/15/2013      $    206,456
         300,000  MERITAGE CORPORATION                                                  7.00           05/01/2014           294,750
         925,000  WCI COMMUNITIES INCORPORATED                                          9.13           05/01/2012         1,022,125

                                                                                                                          4,495,019
                                                                                                                       ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.03%
       1,400,000  AMES TRUE TEMPER INCORPORATED++                                      10.00           07/15/2012         1,407,000
       1,500,000  BUILDING MATERIALS CORPORATION++                                      7.75           08/01/2014         1,462,500
         250,000  SUBURBAN PROPANE PARTNERS                                             6.88           12/15/2013           250,000

                                                                                                                          3,119,500
                                                                                                                       ------------

BUSINESS SERVICES - 4.70%
         550,000  AFFINITY GROUP INCORPORATED                                           9.00           02/15/2012           574,750
         300,000  COUCHE-TARD US FINANCE                                                7.50           12/15/2013           316,500
       1,100,000  GLOBAL CASH ACCOUNT FINANCE++                                         8.75           03/15/2012         1,157,750
       1,451,000  H&E EQUIPMENT FINANCE                                                12.50           06/15/2013         1,218,840
         750,000  IOWA TELECOMMUNICATIONS TERM LOAN+++/-                               10.36           03/26/2007           750,000
         100,000  KRATON POLYMERS LLC CAP++                                             8.13           01/15/2014            99,000
       1,000,000  OAKHILL SECURITY FUND II SERIES B1-A++                                8.57           10/15/2006         1,065,000
       3,420,000  SITEL CORPORATION                                                     9.25           03/15/2006         3,420,000
         750,000  TERPHANE HOLDING CORPORATION++                                       12.50           06/15/2009           750,000
         500,000  VERTIS INCORPORATED                                                   9.75           04/01/2009           542,500
       2,250,000  VERTIS INCORPORATED++                                                13.50           12/07/2009         2,275,313
       1,700,000  VERTIS INCORPORATED SERIES B                                         10.88           06/15/2009         1,836,000
         225,000  WII COMPONENTS INCORPORATED++                                        10.00           02/15/2012           222,750

                                                                                                                         14,228,403
                                                                                                                       ------------

CHEMICALS & ALLIED PRODUCTS - 0.96%
       1,300,000  AAIPHARMA INCORPORATED                                               11.50           04/01/2010           900,250
          50,000  ELIZABETH ARDEN INCORPORATED                                          7.75           01/15/2014            51,750
         725,000  MILLENNIUM AMERICA INCORPORATED                                       7.00           11/15/2006           744,937
         350,000  NALCO COMPANY++                                                       8.88           11/15/2013           377,563
         925,000  WASTE SERVICES INCORPORATED++                                         9.50           04/15/2014           818,625

                                                                                                                          2,893,125
                                                                                                                       ------------

COMMUNICATIONS - 8.21%
         396,000  ADVANSTAR COMMUNICATIONS INCORPORATED+/-                              8.75           08/15/2008           409,365
         685,000  ADVANSTAR COMMUNICATIONS INCORPORATED                                10.75           08/15/2010           755,212
         375,000  ALASKA COMMUNICATIONS SYSTEMS HOLDINGS INCORPORATED                   9.38           05/15/2009           362,812
       1,750,000  ALASKA COMMUNICATIONS SYSTEMS HOLDINGS INCORPORATED                   9.88           08/15/2011         1,750,000
         140,000  AMERICAN MEDIA OPERATION INCORPORATED                                 8.88           01/15/2011           142,100
         690,000  BRITISH SKY BROADCASTING PLC                                          8.20           07/15/2009           799,858
       3,250,000  CHARTER COMMUNICATION OPT LLC CAP++                                   8.00           04/30/2012         3,225,625
       1,800,000  CITIZENS COMMUNICATIONS                                               9.25           05/15/2011         1,944,000
         500,000  CONSOLIDATED COMMUNICATION HOLDINGS++                                 9.75           04/01/2012           505,000
         125,000  CSC HOLDINGS INCORPORATED++                                           6.75           04/15/2012           124,375
         690,000  DIRECTV HOLDINGS LLC                                                  8.38           03/15/2013           784,875
         650,000  EMMIS OPERATING COMPANY                                               6.88           05/15/2012           651,853
         500,000  GRANDE COMMUNICATIONS HOLDINGS INCORPORATED                          14.00           04/01/2011           485,000
       2,000,000  LIN TELEVISION CORPORATION                                            6.50           05/15/2013         1,970,000
         700,000  LODGENET ENTERTAINMENT CORPORATION                                    9.50           06/15/2013           764,750
         275,000  NEXSTAR FINANCE INCORPORATED                                          7.00           01/15/2014           267,438
       1,800,000  PANAMSAT CORPORATION++                                                9.00           08/15/2014         1,876,500
         500,000  PAXSON COMMUNICATION CORPORATION+++/-                                 4.35           01/15/2010           497,500
       1,950,000  QWEST CAPITAL FUNDING                                                 7.25           02/15/2011         1,667,250
       1,300,000  QWEST COMMUNICATIONS INTERNATIONAL++                                  7.50           02/15/2014         1,157,000
         105,000  SINCLAIR BROADCAST GROUP INCORPORATED                                 8.75           12/15/2011           113,531

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
COMMUNICATIONS (continued)
$        870,000  SINCLAIR BROADCAST GROUP INCORPORATED                                 8.00%          03/15/2012      $    898,275
       2,075,000  SPRINT CAPITAL CORPORATION                                            8.38           03/15/2012         2,500,518
       1,075,000  TIME WARNER INCORPORATED                                              6.88           05/01/2012         1,196,392

                                                                                                                         24,849,229
                                                                                                                       ------------

DEPOSITORY INSTITUTIONS - 1.01%
       1,290,000  CAPITAL ONE FINANCIAL CORPORATION                                     7.25           05/01/2006         1,373,383
       1,650,000  CHEVY CHASE BANK FSB                                                  6.88           12/01/2013         1,670,625

                                                                                                                          3,044,008
                                                                                                                       ------------

EATING & DRINKING PLACES - 5.77%
       3,495,000  BUFFETS INCORPORATED                                                 11.25           07/15/2010         3,669,750
       1,693,000  DENNY'S CORPORATION                                                  11.25           01/15/2008         1,760,720
       1,300,000  DENNY'S HOLDINGS INCORPORATED                                        12.75           09/30/2007         1,391,000
       2,495,000  EL POLLO LOCO INCORPORATED++                                          9.25           12/15/2009         2,532,425
       1,000,000  FRIENDLY ICE CREAM CORPORATION                                        8.38           06/15/2012           965,000
         175,000  NE RESTAURANT COMPANY INCORPORATED                                   10.75           07/15/2008           173,250
       2,500,000  O'CHARLEYS INCORPORATED                                               9.00           11/01/2013         2,637,500
         715,000  PERKINS FAMILY RESTARRANTS LP SERIES B                               10.13           12/15/2007           745,387
         825,000  PIERRE FOODS INCORPORATED++                                           9.88           07/15/2012           843,563
       1,250,000  REAL MEX RESTAURANTS INCORPORATED++                                  10.00           04/01/2010         1,250,000
       1,655,000  SBARRO INCORPORATED                                                  11.00           09/15/2009         1,493,638

                                                                                                                         17,462,233
                                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 1.50%
         500,000  ALLIED WASTE NORTH AMERICA                                            6.50           11/15/2010           500,000
         550,000  ALLIED WASTE NORTH AMERICA                                            6.38           04/15/2011           540,375
         990,000  ALLIED WASTE NORTH AMERICA                                            7.88           04/15/2013         1,044,450
       1,250,000  FERRELLGAS PARTNERS LP++                                              6.75           05/01/2014         1,250,000
         703,000  INTEGRATED ELECTRIC SERVICES INCORPORATED SERIES B                    9.38           02/01/2009           674,880
         540,000  INTEGRATED ELECTRIC SERVICES INCORPORATED SERIES C                    9.38           02/01/2009           518,400

                                                                                                                          4,528,105
                                                                                                                       ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.94%
       1,470,000  COMMUNICATIONS AND POWER INDUSTRIAL                                   8.00           02/01/2012         1,481,025
       1,250,000  ITRON INCORPORATED++                                                  7.75           05/15/2012         1,262,500
          50,000  RAYOVAC CORPORATION                                                   8.50           10/01/2013            53,500
          60,000  WESCO DISTRIBUTION INCORPORATED SERIES B                              9.13           06/01/2008            61,800

                                                                                                                          2,858,825
                                                                                                                       ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.15%
         800,000  CORNELL COMPANIES INCORPORATED++                                     10.75           07/01/2012           780,000
         308,000  FOSTER WHEELER LIMITED LIABILITY CORPORATION                          6.75           11/15/2005           304,920
       1,155,000  URS CORPORATION                                                      11.50           09/15/2009         1,328,250
       1,002,000  URS CORPORATION SERIES B                                             12.25           05/01/2009         1,072,140

                                                                                                                          3,485,310
                                                                                                                       ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.76%
       1,000,000  AUTOCAM CORPORATION++                                                10.88           06/15/2014         1,010,000
         250,000  MUELLER GROUP INCORPORATED+++/-                                       6.44           11/01/2011           255,625
       1,000,000  TRANSPORTATION TECH INDUSTRIES++                                     12.50           03/31/2010         1,025,000

                                                                                                                          2,290,625
                                                                                                                       ------------

FOOD & KINDRED PRODUCTS - 2.98%
         425,000  DEAN FOODS COMPANY                                                    6.63           05/15/2009           452,094

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
FOOD & KINDRED PRODUCTS (continued)
$      2,950,000  DEL MONTE CORPORATION                                                 8.63%          12/15/2012      $  3,281,875
       1,400,000  DOANE PET CARE COMPANY                                                9.75           05/15/2007         1,305,500
         250,000  DOANE PET CARE COMPANY                                               10.75           03/01/2010           265,000
         100,000  DOLE FOODS COMPANY INCORPORATED+/-                                    8.63           05/01/2009           106,500
       1,755,000  DOLE FOODS COMPANY INCORPORATED                                       7.25           06/15/2010         1,763,775
         285,000  MRS FIELDS FAMOUS BRANDS LLC                                          9.00           03/15/2011           236,550
       1,400,000  MRS FIELDS FAMOUS BRANDS LLC                                         11.50           03/15/2011         1,344,000
         245,000  SMITHFIELD FOODS INCORPORATED SERIES B                                7.75           05/15/2013           260,925

                                                                                                                          9,016,219
                                                                                                                       ------------

FOOD STORES - 1.31%
       1,065,000  CARROLS CORPORATION                                                   9.50           12/01/2008         1,094,288
         471,000  DOMINO'S INCORPORATED                                                 8.25           07/01/2011           503,970
         500,000  PANTRY INCORPORATED                                                   7.75           02/15/2014           501,250
       1,800,000  STATER BROTHERS HOLDINGS++                                            8.13           06/15/2012         1,872,000

                                                                                                                          3,971,508
                                                                                                                       ------------

FURNITURE & FIXTURES - 0.14%
         110,000  O'SULLIVAN INDUSTRIES INCORPORATED                                   10.63           10/01/2008            95,150
         645,000  O'SULLIVAN INDUSTRIES INCORPORATED SERIES B                          13.38           10/15/2009           328,950

                                                                                                                            424,100
                                                                                                                       ------------

GENERAL MERCHANDISE STORES - 1.18%
       1,250,000  AMSCAN HOLDINGS INCORPORATED++                                        8.75           05/01/2014         1,245,313
         500,000  SAKS INCORPORATED                                                     7.25           12/01/2004           503,750
       1,725,000  SAKS INCORPORATED                                                     7.50           12/01/2010         1,819,875

                                                                                                                          3,568,938
                                                                                                                       ------------

HEALTH SERVICES - 0.93%
         649,000  KINETIC CONCEPTS INCORPORATED                                         7.38           05/15/2013           674,960
       1,535,000  TEAM HEALTH INCORPORATED++                                            9.00           04/01/2012         1,496,625
         225,000  UNIVERSAL HOSPITAL SERVICES INCORPORATED                             10.13           11/01/2011           228,375
         400,000  VWR INTERNATIONAL INCORPORATED++                                      8.00           04/15/2014           413,000

                                                                                                                          2,812,960
                                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.89%
       3,250,000  BF SAUL REIT                                                          7.50           03/01/2014         3,250,000
       2,450,000  PCA FINANCE CORPORATION                                              11.88           08/01/2009         2,646,000
       1,155,000  PENHALL INTERNATIONAL CORPORATION                                    12.00           08/01/2006         1,120,350
       1,625,000  SHERIDAN ACQUISITION CORPORATION++                                   10.25           08/15/2011         1,730,625

                                                                                                                          8,746,975
                                                                                                                       ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.72%
         810,000  CONGOLEUM CORPORATION^^                                               8.63           08/01/2008           684,450
         100,000  NORCRAFT FINANCE CORPORATION++                                        9.00           11/01/2011           107,500
       1,350,000  SEALY MATTRESS COMPANY++                                              8.25           06/15/2014         1,393,875

                                                                                                                          2,185,825
                                                                                                                       ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 5.48%
       1,350,000  AZTAR CORPORATION                                                     9.00           08/15/2011         1,486,687
         825,000  CIRCUS AND ELDORADO                                                  10.13           03/01/2012           855,938
       2,536,000  HOST MARRIOTT CORPORATION SERIES B                                    7.88           08/01/2008         2,612,080
         500,000  LA QUINTA PROPERTIES                                                  7.27           02/26/2007           516,250
         300,000  MANDALAY RESORT GROUP                                                 6.50           07/31/2009           310,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
$        325,000  MANDALAY RESORT GROUP                                                 6.38%          12/15/2011      $    333,125
         200,000  MERISTAR HOSPITALITY CORPORATION                                      9.13           01/15/2011           206,000
       1,450,000  MGM MIRAGE INCORPORATED                                               6.00           10/01/2009         1,471,750
       2,480,000  MGM MIRAGE INCORPORATED                                               8.38           02/01/2011         2,690,800
         500,000  MGM MIRAGE INCORPORATED++                                             6.75           09/01/2012           510,000
       2,000,000  MGM MIRAGE INCORPORATED++                                             5.88           02/27/2014         1,885,000
       1,310,000  PRIME HOSPITALITY CORPORATION SERIES B                                8.38           05/01/2012         1,506,500
         355,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                      7.88           05/01/2012           397,600
       1,800,000  STATION CASINOS INCORPORATED                                          6.00           04/01/2012         1,804,500

                                                                                                                         16,586,730
                                                                                                                       ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.87%
       1,200,000  COLUMBUS MCKINNON CORPORATION NY                                     10.00           08/01/2010         1,308,000
       1,650,000  FEDDERS NORTH AMERICA INCORPORATED                                    9.88           03/01/2014         1,320,000

                                                                                                                          2,628,000
                                                                                                                       ------------

MACHINERY - 0.70%
         400,000  JLG INDUSTRIES INCORPORATED                                           8.25           05/01/2008           428,000
       1,605,000  JLG INDUSTRIES INCORPORATED                                           8.38           06/15/2012         1,677,225

                                                                                                                          2,105,225
                                                                                                                       ------------

METAL MINING - 0.74%
         575,000  CENTURY ALUMINUM COMPANY++                                            7.50           08/15/2014           590,813
       1,440,000  USEC INCORPORATED                                                     6.63           01/20/2006         1,447,200
         200,000  WISE METALS GROUP LLC++                                              10.25           05/15/2012           201,000

                                                                                                                          2,239,013
                                                                                                                       ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.37%
       1,100,000  AVONDALE MILLS INCORPORATED                                          10.25           07/01/2013           528,000
       3,465,000  BOMBARDIER INCORPORATED SERIES++                                      6.75           05/01/2012         3,132,357
       1,050,000  BOMBARDIER RECREATIONAL++                                             8.38           12/15/2013         1,081,500
       2,170,000  BUILDING MATERIALS CORPORATION OF AMERICA SERIES B                    7.75           07/15/2005         2,197,125
         900,000  BUILDING MATERIALS CORPORATION OF AMERICA SERIES B                    8.00           10/15/2007           911,250
         832,000  CROWN CORK & SEAL FINANCE PLC                                         7.00           12/15/2006           854,880
         500,000  IMCO RECYCLING INCORPORATED                                          10.38           10/15/2010           535,000
         685,000  JACUZZI BRANDS INCORPORATED                                           9.63           07/01/2010           755,212
         100,000  KOPPERS INCORPORATED                                                  9.88           10/15/2013           110,000
         750,000  MAAX CORPORATION++                                                    9.75           06/15/2012           791,250
         565,000  OWENS-BROCKWAY                                                        7.75           05/15/2011           598,900
       3,760,000  OWENS-ILLINOIS INCORPORATED                                           7.50           05/15/2010         3,835,200
         245,000  REDDY ICE GROUP INCORPORATED                                          8.88           08/01/2011           259,700
         605,000  VISTEON CORPORATION                                                   8.25           08/01/2010           650,375

                                                                                                                         16,240,749
                                                                                                                       ------------

MISCELLANEOUS RETAIL - 3.97%
         200,000  ADESA CORPORATION                                                     7.63           06/15/2012           202,000
       1,110,000  BLOCKBUSTER INCORPORATED++                                            9.00           09/01/2012         1,148,850
       2,915,000  DILLARD'S INCORPORATED AR                                             7.38           06/01/2006         3,060,750
       1,300,000  DUANE READE INCORPORATED++                                            9.75           08/01/2011         1,293,500
         600,000  JEAN COUTU GROUP (PJC) INCORPORATED++                                 7.63           08/01/2012           618,000
         875,000  JEAN COUTU GROUP (PJC) INCORPORATED++                                 8.50           08/01/2014           881,562
         675,000  PEP BOYS-MANNY MOE & JACK SERIES MTNB                                 6.92           07/07/2006           695,250
       2,000,000  REMINGTON ARMS COMPANY INCORPORATED                                  10.50           02/01/2011         1,840,000
       2,105,000  TOYS R US INCORPORATED                                                7.63           08/01/2011         2,078,688
         200,000  TOYS R US INCORPORATED                                                7.88           04/15/2013           197,750

                                                                                                                         12,016,350
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
MOTION PICTURES - 1.76%
$        800,000  CARMIKE CINEMAS++                                                     7.50%          02/15/2014      $    782,000
       1,350,000  CINEMARK INCORPORATED^                                                9.03           03/15/2014           929,813
         462,000  MARQUEE INCORPORATED+++/-                                             5.59           08/15/2010           471,240
         881,000  MARQUEE INCORPORATED++                                                8.63           08/15/2012           920,645
       2,010,000  MUZAK FINANCE CORPORATION LLC                                        10.00           02/15/2009         1,788,900
         552,000  MUZAK FINANCE CORPORATION LLC                                        13.00           03/15/2010           425,040

                                                                                                                          5,317,638
                                                                                                                       ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.11%
       3,510,000  FORD MOTOR CREDIT COMPANY                                             7.25           10/25/2011         3,782,007
         250,000  FORD MOTOR CREDIT COMPANY                                             7.00           10/01/2013           262,439
       2,310,000  H&E EQUIPMENT/FINANCE                                                11.13           06/15/2012         2,356,200

                                                                                                                          6,400,646
                                                                                                                       ------------

NONCLASSIFIABLE ESTABLISHMENTS - 1.38%
       2,000,000  DOW JONES CDX HIGH YIELD++                                            7.75           12/29/2009         2,002,500
       1,130,000  INTERLINE BRANDS INCORPORATED                                        11.50           05/15/2011         1,245,825
         900,000  STANDARD AERO HOLDINGS INCORPORATED++                                 8.25           09/01/2014           924,750

                                                                                                                          4,173,075
                                                                                                                       ------------

OIL & GAS EXTRACTION - 0.28%
         750,000  ENCORE ACQUISITION COMPANY++                                          6.25           04/15/2014           731,250
         120,000  UNIVERSAL COMPRESSION INCORPORATED                                    7.25           05/15/2010           124,800

                                                                                                                            856,050
                                                                                                                       ------------

PAPER & ALLIED PRODUCTS - 2.61%
       1,600,000  AEP INDUSTRIES INCORPORATED                                           9.88           11/15/2007         1,632,000
         750,000  CONSOLIDATED CONTAINER COMPANY++^                                     9.19           06/15/2009           600,000
         250,000  CONSOLIDATED CONTAINER COMPANY                                       10.13           07/15/2009           233,125
         515,000  CONSTAR INTERNATIONAL INCORPORATED                                   11.00           12/01/2012           496,975
         500,000  DONOHUE FOREST PRODUCTS                                               7.63           05/15/2007           523,367
       1,215,000  FORT JAMES CORPORATION                                                6.63           09/15/2004         1,215,000
         830,000  GRAHAM PACKAGING COMPANY INCORPORATED SERIES B                        8.75           01/15/2008           852,825
         950,000  GRAHAM PACKAGING COMPANY INCORPORATED SERIES B                       10.75           01/15/2009           986,813
         900,000  TEKNI-PLEX INCORPORATED++                                             8.75           11/15/2013           864,000
         500,000  TEKNI-PLEX INCORPORATED SERIES B                                     12.75           06/15/2010           482,500

                                                                                                                          7,886,605
                                                                                                                       ------------

PERSONAL SERVICES - 0.69%
       1,605,000  COINMACH CORPORATION                                                  9.00           02/01/2010         1,625,063
         250,000  NEIGHBORCARE INCORPORATED                                             6.88           11/15/2013           261,250
         200,000  SERVICE CORPORATION INTERNATIONAL                                     6.88           10/01/2007           207,000

                                                                                                                          2,093,313
                                                                                                                       ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.29%
         850,000  EL PASO CGP COMPANY                                                   6.50           05/15/2006           852,125
          19,000  GIANT INDUSTRIES INCORPORATED                                        11.00           05/15/2012            21,518

                                                                                                                            873,643
                                                                                                                       ------------

PIPELINES, EXCEPT NATURAL GAS - 0.17%
         450,000  TRANSMONTAIGNE INCORPORATED                                           9.13           06/01/2010           499,500
                                                                                                                       ------------

PRIMARY METAL INDUSTRIES - 0.46%
         975,000  SHEFFIELD STEEL CORPORATION++                                        11.38           08/15/2011           975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
PRIMARY METAL INDUSTRIES (continued)
$        400,000  VALMONT INDUSTRIES INCORPORATED++                                     6.88%          05/01/2014      $    402,000

                                                                                                                          1,377,000
                                                                                                                       ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 6.62%
       2,330,000  AMERICAN COLOR GRAPHICS INCORPORATED                                 10.00           06/15/2010         1,980,500
         765,000  AMERICAN GREETINGS CORPORATION                                        6.10           08/01/2028           811,856
       1,435,000  AMERICAN MEDIA OPERATION SERIES B                                    10.25           05/01/2009         1,504,956
         600,000  CADMUS COMMUNICATION CORPORATION++                                    8.38           06/15/2014           637,500
         911,000  DEX MEDIA WEST LLC DEX MEDIA FINANCE COMPANY SERIES B                 9.88           08/15/2013         1,047,650
       1,375,000  HOUGHTON MIFFLIN COMPANY                                              9.88           02/01/2013         1,435,156
         725,000  HOUGHTON MIFFLIN COMPANY^                                            12.35           10/15/2013           428,656
       1,230,000  MAIL WELL I CORPORATION                                               9.63           03/15/2012         1,349,925
         650,000  MAIL WELL I CORPORATION                                               7.88           12/01/2013           619,125
       1,650,000  MEDIANEWS GROUP INCORPORATED                                          6.88           10/01/2013         1,662,375
         250,000  MEDIANEWS GROUP INCORPORATED                                          6.38           04/01/2014           243,125
         198,592  MERRILL CORPORATION SERIES A+/-                                      12.00           05/01/2009           203,557
         959,024  MERRILL CORPORATION SERIES B+/-                                      12.00           05/01/2009           963,819
       2,430,000  PRIMEDIA INCORPORATED                                                 7.63           04/01/2008         2,381,400
       1,025,000  PRIMEDIA INCORPORATED                                                 8.88           05/15/2011         1,004,500
       2,635,000  PRIMEDIA INCORPORATED++                                               8.00           05/15/2013         2,443,963
       1,250,000  SHERIDAN GROUP++                                                     10.25           08/15/2011         1,331,250

                                                                                                                         20,049,313
                                                                                                                       ------------

REAL ESTATE - 2.29%
       2,000,000  FELCOR LODGING LP+++/-                                                5.84           06/01/2011         2,010,000
         300,000  FELCOR SUITES LIMITED PARTNERSHIP                                     7.63           10/01/2007           312,750
         400,000  HOST MARRIOTT LIMITED PARTNERSHIP                                     7.13           11/01/2013           407,000
       1,615,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES I                            9.50           01/15/2007         1,800,725
         700,000  HOST MARRIOTT LIMITED PARTNERSHIP++                                   7.00           08/15/2012           712,250
       1,640,000  THORNBURG MORTGAGE INCORPORATED                                       8.00           05/15/2013         1,672,800

                                                                                                                          6,915,525
                                                                                                                       ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.14%
         400,000  PLAYTEX PRODUCTS INCORPORATED++                                       8.00           03/01/2011           417,000
                                                                                                                       ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.60%
         500,000  JP MORGAN CHASE & COMPANY                                             5.75           01/02/2013           530,595
       1,250,000  REFCO FINANCE HOLDINGS++                                              9.00           08/01/2012         1,293,750

                                                                                                                          1,824,345
                                                                                                                       ------------

TEXTILE MILL PRODUCTS - 0.83%
         500,000  COLLINS & AIKMAN FLOOR COVER SERIES B                                 9.75           02/15/2010           512,500
       1,395,000  DAN RIVER INCORPORATED++^^                                           12.75           04/15/2009           237,150
         235,000  INTERFACE INCORPORATED                                                7.30           04/01/2008           232,650
         725,000  INVISTA++                                                             9.25           05/01/2012           772,125
       1,000,000  UNIFI INCORPORATED SERIES B                                           6.50           02/01/2008           745,000

                                                                                                                          2,499,425
                                                                                                                       ------------

TOBACCO PRODUCTS - 0.89%
       1,750,000  ALTRIA GROUP INCORPORATED                                             7.65           07/01/2008         1,921,936
         350,000  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                             7.25           06/01/2012           345,625
         400,000  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED SERIES B                    7.75           05/15/2006           418,000

                                                                                                                          2,685,561
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE     MATURITY DATE         VALUE
TRANSPORTATION BY AIR - 0.64%
$      3,285,000  EVERGREEN INTERNATIONAL AVIATION INCORPORATED                        12.00%          05/15/2010      $  1,938,150
                                                                                                                       ------------

TRANSPORTATION EQUIPMENT - 2.56%
         505,000  COLLINS & AIKMAN CORPORATION                                         10.75           12/31/2011           520,150
          65,000  DANA CORPORATION                                                     10.13           03/15/2010            74,425
         500,000  DANA CORPORATION                                                      9.00           08/15/2011           599,375
         100,000  DELCO REMY INTERNATIONAL INCORPORATED+/-                              5.60           04/15/2009           101,500
         350,000  DELCO REMY INTERNATIONAL INCORPORATED                                 9.38           04/15/2012           356,125
       1,000,000  DURA OPERATING CORPORATION SERIES D                                   9.00           05/01/2009           990,000
         990,000  EAGLE-PICHER INDUSTRIES INCORPORATED                                  9.75           09/01/2013         1,066,725
       2,750,000  GENERAL MOTORS CORPORATION                                            7.13           07/15/2013         2,869,798
         200,000  LAZYDAYS RV CENTER INCORPORATED++                                    11.75           05/15/2012           211,500
         143,000  TRW AUTOMOTIVE INCORPORATED                                           9.38           02/15/2013           164,808
         656,000  TRW AUTOMOTIVE INCORPORATED                                          11.00           02/15/2013           793,760

                                                                                                                          7,748,166
                                                                                                                       ------------

TRANSPORTATION SERVICES - 0.09%
         250,000  WILLIAMS SCOTSMAN INCORPORATED                                       10.00           08/15/2008           273,750
                                                                                                                       ------------

WATER TRANSPORTATION - 0.53%
         375,000  GREAT LAKES DREDGE & DOCK CORPORATION                                 7.75           12/15/2013           310,781
         750,000  HORIZON LINES LLC++                                                   9.00           11/01/2012           787,500
         500,000  OMI CORPORATION                                                       7.63           12/01/2013           502,500

                                                                                                                          1,600,781
                                                                                                                       ------------

WHOLESALE TRADE-DURABLE GOODS - 0.49%
         650,000  DURA OPERATING CORPORATION SERIES B                                   8.63           04/15/2012           674,375
         295,000  OWENS & MINOR INCORPORATED                                            8.50           07/15/2011           325,238
         400,000  PRESTIGE BRANDS INCORPORATED++                                        9.25           04/15/2012           398,000
          75,000  WESCO DISTRIBUTION INCORPORATED                                       9.13           06/01/2008            77,250

                                                                                                                          1,474,863
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $262,871,333)                                                                       267,307,844
                                                                                                                       ------------

TERM LOANS - 5.20%
       1,785,076  CHARTER COMMUNICATIONS OPERATING LLC TERM LOAN B+++/-                 4.92           04/07/2011         1,760,353
         771,631  CKE RESTAURANTS INCORPORATED 1ST LIEN TERM LOAN B+++/-                4.26           05/01/2010           781,276
         250,000  CONSOLIDATED CONTAINER, TERM LOAN+++/-                                4.51           12/15/2008           248,125
       1,500,000  DENNY'S CORPORATION 2ND LIEN TERM LOAN+++/-                           6.91           08/26/2010         1,513,125
         500,000  DOANE PET CARE COMPANY BANK LOAN+++/-                                 6.15           12/29/2005           502,500
       1,250,000  GRAND VEHICLE WORKS 2ND LIEN TERM LOAN+++/-                           8.16           07/23/2011         1,246,875
       1,000,000  JUNO LIGHTING INCORPORATED 2ND LIEN TERM LOAN+++/-                    6.78           05/21/2011         1,013,750
         531,621  LEVI STRAUSS & COMPANY BANK DEBT+++/-                                 8.88           09/29/2009           570,163
          17,001  LEVI STRAUSS & COMPANY BANK DEBT+++/-                                 8.88           09/29/2009            18,233
         660,000  MAIDENFORM INCORPORATED 1ST LIEN+++/-                                 4.51           05/11/2010           666,600
       1,100,000  MAIDENFORM INCORPORATED 2ND LIEN+++/-                                 8.76           05/11/2011         1,105,500
       1,125,000  MC COMMUNICATIONS TERM LOAN+++/-                                      6.17           12/31/2011         1,110,937
         498,750  NEBRASKA TERM LOAN B+++/-                                             3.84           03/04/2011           504,361
         999,999  PEGASUS MEDIA & COMMUNICATIONS BANK NOTE+++/-                         9.00           07/31/2006           994,999
         500,000  PRESTIGE BRANDS INCORPORATED 2ND LIEN TERM LOAN C+++/-                6.08           10/06/2011           510,000
         800,000  SUNNY DELIGHT BEVERAGES COMPANY 2ND LIEN TERM LOAN+++/-               9.24           08/20/2010           804,000
         750,000  VALOR COMMUNICATIONS GROUP INCORPORATED TERM LOAN B+++/-              4.98           09/30/2009           757,972
         350,000  VERIFONE INCORPORATED 2ND LIEN TERM LOAN+++/-                         7.68           12/31/2011           356,125
       1,346,625  WASTE SERVICES INCORPORATED TRANCHE B+++/-                            4.38           04/30/2011         1,302,859

TOTAL TERM LOANS (COST $15,751,319)                                                                                      15,767,753
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
PREFERRED STOCKS - 1.20%
          18,430  CBL & ASSOCIATES PROPERTIES, INC.(Y)                                                                 $    471,070
          30,000  FIRST REPUBLIC BANK PREFERRED CAPITAL CORPORATION II(Y)++                                                 759,375
          13,986  GABLES RESIDENTIAL TRUST SERIES D(Y)                                                                      361,538
             500  GRANDE COMMUNICATIONS WARRANTS(Y)                                                                              50
             113  PAXSON COMMUNICATIONS CORPORATION(Y)                                                                      936,416
             640  PORT TOWNSEND PAPER CORPORATION SERIES UNIT(Y)++                                                          652,800
             600  PUBLIC STORAGE SERIES X                                                                                    14,700
          17,903  REGENCY CENTERS CORPORATION(Y)                                                                            458,316

TOTAL PREFERRED STOCKS (COST $3,584,760)                                                                                  3,654,265
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 4.57%

PRINCIPAL                                                                          INTEREST RATE     MATURITY DATE
REPURCHASE AGREEMENTS - 4.57%
       5,400,999  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                 1.50%          09/01/2004         5,400,999
       8,478,999  MORGAN STANLEY GROUP - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES                                                            1.55           09/01/2004         8,478,999

                                                                                                                         13,879,998
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,879,998)                                                                          13,879,998
                                                                                                                       ------------

COLLATERAL FOR SECURITIES LENDING - 19.65%
                  COLLATERAL FOR SECURITY LENDING                                                                        59,467,885

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $59,467,885)                                                               59,467,885
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $355,555,295)*                                     118.98%                                                       $360,077,745

OTHER ASSETS AND LIABILITIES, NET                        (18.98)                                                        (57,437,771)
                                                         ------                                                        ------------

TOTAL NET ASSETS                                         100.00%                                                       $302,639,974
                                                         ------                                                        ------------

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


9

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 0.96%
$      3,155,000  FNMA                                                                  3.00%          08/15/2007      $  3,154,760

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,154,376)                                                                   3,154,760
                                                                                                                       ------------

SHARES            SECURITY NAME                                                                                            VALUE
AFFILIATED BOND FUNDS - 5.09%
       1,588,813  WELLS FARGO HIGH YIELD BOND FUND CLASS A+                                                             16,841,413

TOTAL AFFILIATED BOND FUNDS (COST $16,685,417)                                                                           16,841,413
                                                                                                                       ------------

BOND FUNDS - 5.54%
         164,000  ISHARES GS INVESTOP CORPORATE BOND FUND                                                                18,341,760

TOTAL BOND FUNDS (COST $18,040,984)                                                                                      18,341,760
                                                                                                                       ------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 4.48%
         260,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS
                  A4                                                                    3.55           02/12/2009           262,940
       1,530,000  AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                        2.84           08/06/2010         1,526,986
       2,155,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                 3.18           09/15/2010         2,154,949
       1,870,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2003-2 CLASS A4                     3.02           12/17/2010         1,866,196
       1,265,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                 2.97           05/15/2009         1,265,000
       2,425,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                         3.02           03/15/2011         2,439,338
       2,200,000  PROVIDIAN GATEWAY MASTER TRUST SERIES 2001-B CLASS A+++/-             1.90           04/15/2009         2,204,221
       3,110,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4             3.20           12/13/2010         3,109,949

TOTAL ASSET-BACKED SECURITIES (COST $14,818,461)                                                                         14,829,579
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.49%
      50,379,996  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-1 CLASS XP(C)+/-                                                 0.99           11/10/2039         1,609,344
      19,560,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS XP(C)+/-                                                 1.32           11/10/2038           971,029
      65,795,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2003-T12
                  CLASS X2++(C)+/-                                                      0.92           08/13/2039         1,991,141
      27,860,693  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                                1.18           11/11/2030           971,004
      35,733,104  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX++(C)+/-                                              0.27           05/15/2038         1,463,560
      25,500,000  FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL
                  MORTGAGE TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2++(C)+/-         2.00           03/15/2033         1,946,379
      27,380,000  GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2++(C)+/-       1.38           11/10/2038         1,380,160
       2,951,117  GLOBAL SIGNAL TRUST SERIES 2004-1 CLASS A++                           3.71           01/15/2034         2,908,792
      41,958,039  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1++(C)+/-                                  0.61           11/15/2039         1,422,440
       2,982,782  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                      6.87           07/15/2029         3,228,681
     114,600,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP++(C)+/-                                            0.55           06/10/2036         2,190,075
      20,830,000  MACH ONE TRUST, COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                  CLASS X++(C)+/-                                                       1.64           05/28/2040         1,424,772
      22,477,549  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X++(C)+/-              1.51           10/28/2033         1,168,832
      32,399,697  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1++(C)+/-                                                            1.37           03/18/2036         2,122,420

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $24,727,222)                                                             24,798,629
                                                                                                                       ------------

CORPORATE BONDS & NOTES - 48.17%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.16%
         540,000  MDC HOLDINGS INCORPORATED                                             5.50           05/15/2013           544,408
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
CHEMICALS & ALLIED PRODUCTS - 0.19%
$        615,000  WYETH                                                                 5.50%          02/01/2014      $    618,107
                                                                                                                       ------------

COMMUNICATIONS - 5.97%
         865,000  AT&T WIRELESS SERVICES INCORPORATED                                   7.88           03/01/2011         1,019,514
       1,010,000  BRITISH TELECOMMUNICATIONS PLC                                        8.38           12/15/2010         1,216,756
         420,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                             7.65           09/15/2010           480,727
       2,135,000  COMCAST CABLE COMMUNICATIONS                                          8.38           05/01/2007         2,400,240
       1,715,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38           03/15/2013         2,073,732
       1,745,000  COX COMMUNICATIONS INCORPORATED                                       4.63           06/01/2013         1,596,787
       1,690,000  COX ENTERPRISES INCORPORATED++                                        8.00           02/15/2007         1,827,437
         845,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.75           06/15/2030         1,083,179
       1,560,000  SPRINT CAPITAL CORPORATION                                            4.78           08/17/2006         1,610,884
         830,000  SPRINT CAPITAL CORPORATION                                            6.90           05/01/2019           900,891
       1,425,000  TELECOM ITALIA CAPITAL++                                              5.25           11/15/2013         1,447,123
         820,000  TIME WARNER COMPANIES INCORPORATED                                    6.63           05/15/2029           836,077
         560,000  VERIZON GLOBAL FUNDING CORPORATION                                    7.75           12/01/2030           663,173
       1,725,000  VERIZON NEW ENGLAND INCORPORATED                                      6.50           09/15/2011         1,895,458
         590,000  VODAFONE GROUP PLC                                                    7.75           02/15/2010           693,482

                                                                                                                         19,745,460
                                                                                                                       ------------

DEPOSITORY INSTITUTIONS - 7.65%
       1,140,000  BANK OF AMERICA CORPORATION                                           7.80           09/15/2016         1,397,746
         485,000  CAPITAL ONE BANK                                                      6.50           06/13/2013           520,744
         685,000  FIRST MIDWEST CAPITAL TRUST I                                         6.95           12/01/2033           717,255
       3,440,000  FLEETBOSTON FINANCIAL CORPORATION                                     3.85           02/15/2008         3,478,593
       3,335,000  HSBC HOLDINGS PLC                                                     7.50           07/15/2009         3,849,834
       4,225,000  JP MORGAN CHASE & COMPANY                                             5.25           05/30/2007         4,455,098
       1,525,000  NATIONAL CITY BANK SERIES BKNT                                        6.20           12/15/2011         1,674,482
       2,620,000  NATIONAL WESTMINSTER BANK PLC                                         7.38           10/01/2009         3,034,699
         385,000  UNIBANCO-UNIAO DE BANCO++                                             7.38           12/15/2013           385,000
       3,655,000  US BANCORP SERIES MTNN                                                3.95           08/23/2007         3,723,542
       1,830,000  WASHINGTON MUTUAL BANK FA                                             6.88           06/15/2011         2,066,954

                                                                                                                         25,303,947
                                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.20%
         400,000  ALABAMA POWER CAPITAL TRUST V+/-                                      5.50           10/01/2042           421,915
       1,715,000  ALLIED WASTE NORTH AMERICA SERIES B                                   7.63           01/01/2006         1,798,606
         775,000  AMERICAN ELECTRIC POWER SERIES C                                      5.38           03/15/2010           814,731
       1,075,000  CONSTELLATION ENERGY GROUP                                            4.55           06/15/2015           997,140
         660,000  CONSTELLATION ENERGY GROUP INCORPORATED                               7.60           04/01/2032           763,443
         680,000  DOMINION RESOURCES INCORPORATED SERIES E                              6.75           12/15/2032           716,917
       1,240,000  MIDAMERICAN ENERGY HOLDINGS                                           5.88           10/01/2012         1,300,743
         435,000  PROGRESS ENERGY INCORPORATED                                          7.00           10/30/2031           468,714

                                                                                                                          7,282,209
                                                                                                                       ------------

FINANCIAL SERVICES - 2.93%
       5,825,000  CITIGROUP INCORPORATED                                                7.25           10/01/2010         6,852,944
         525,000  DAI-ICHI MUTUAL LIFE++                                                5.73           03/17/2014           530,517
       2,355,000  NATIONWIDE BUILDING SOCIETY++                                         2.63           01/30/2007         2,327,258

                                                                                                                          9,710,719
                                                                                                                       ------------

FOOD & KINDRED PRODUCTS - 2.15%
       1,050,000  CADBURY SCHWEPPES US FINANCE LLC++                                    3.88           10/01/2008         1,052,137
       1,930,000  CIA BRASILEIRA DE BEBIDAS                                            10.50           12/15/2011         2,373,900
       1,250,000  CIA BRASILEIRA DE BEBIDAS++                                           8.75           09/15/2013         1,434,375
         445,000  CONAGRA INCORPORATED                                                  7.00           10/01/2028           501,886
         365,000  GENERAL MILLS INCORPORATED                                            5.13           02/15/2007           381,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
FOOD & KINDRED PRODUCTS (continued)
$        455,000  KELLOGG COMPANY SERIES B                                              6.00%          04/01/2006      $    478,116
         774,000  PEPSIAMERICAS INCORPORATED                                            7.29           09/15/2026           905,258

                                                                                                                          7,127,644
                                                                                                                       ------------

FOOD STORES - 0.66%
         725,000  ALBERTSON'S INCORPORATED                                              7.45           08/01/2029           821,093
       1,255,000  KROGER COMPANY                                                        6.20           06/15/2012         1,358,401

                                                                                                                          2,179,494
                                                                                                                       ------------

FORESTRY - 0.26%
         810,000  WEYERHAEUSER COMPANY                                                  5.95           11/01/2008           873,322
                                                                                                                       ------------

GENERAL MERCHANDISE STORES - 0.12%
         350,000  FEDERATED DEPARTMENT STORES                                           6.63           04/01/2011           390,737
                                                                                                                       ------------

HEALTH SERVICES - 0.47%
         830,000  ANTHEM INCORPORATED                                                   6.80           08/01/2012           935,095
         390,000  HUMANA INCORPORATED                                                   6.30           08/01/2018           402,393
         230,000  UNITEDHEALTH GROUP INCORPORATED                                       4.88           04/01/2013           231,998

                                                                                                                          1,569,486
                                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 5.24%
         700,000  ISTAR FINANCIAL INCORPORATED SERIES B                                 4.88           01/15/2009           699,361
       2,610,000  PREFERRED TERM SECURITIES XIII CLASS B-3+++/-                         4.63           03/24/2034         2,525,175
       2,710,000  PREFERRED TERM SECURITIES XIV CLASS B-1+++/-                          3.00           06/24/2034         2,716,775
       3,000,000  PRUDENTIAL FUNDING LLC SERIES MTN++                                   6.60           05/15/2008         3,338,943
       1,490,000  SIMON PROPERTY GROUP LP                                               6.38           11/15/2007         1,616,304
       6,500,000  TRAC-X NA LIMITED SERIES SER2++                                       4.25           03/25/2009         6,454,500

                                                                                                                         17,351,058
                                                                                                                       ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.28%
         515,000  AEGON NV                                                              4.75           06/01/2013           508,442
         395,000  ALLSTATE CORPORATION                                                  6.13           12/15/2032           406,239

                                                                                                                            914,681
                                                                                                                       ------------

INSURANCE CARRIERS - 2.87%
         605,000  AMBAC FINANCIAL GROUP INCORPORATED                                    9.38           08/01/2011           773,420
         480,000  AMERICAN INTERNATIONAL GROUP SERIES MTNF                              2.85           12/01/2005           483,947
         600,000  ASSURANT INCORPORATED                                                 6.75           02/15/2034           623,335
         600,000  FIDELITY NATIONAL FINANCIAL INCORPORATED                              5.25           03/15/2013           605,618
         390,000  HARTFORD FINANCIAL SERVICES GROUP                                     4.75           03/01/2014           381,564
         460,000  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                          5.63           12/01/2008           493,191
         415,000  MBIA INCORPORATED                                                     9.38           02/15/2011           534,639
         525,000  METLIFE INCORPORATED                                                  5.38           12/15/2012           544,092
         880,000  NATIONWIDE CSN TRUST++                                                9.88           02/15/2025           945,106
         605,000  OHIO CASUALTY CORPORATION                                             7.30           06/15/2014           627,176
       1,370,000  PRINCIPAL LIFE INCORPORATED FUNDING                                   3.20           04/01/2009         1,338,313
       1,175,000  PRUDENTIAL FINANCIAL INCORPORATED                                     4.10           11/15/2006         1,198,212
         950,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          3.75           05/01/2008           959,393

                                                                                                                          9,508,006
                                                                                                                       ------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.30%
         850,000  GOODRICH CORPORATION                                                  7.63           12/15/2012           990,313
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.32%
$        715,000  AMERICAN EXPRESS CREDIT CORPORATION                                   3.00%          05/16/2008      $    701,963
       1,435,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                      2.75           06/15/2008         1,386,958
         655,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                      4.00           03/15/2011           639,287
         740,000  CIT GROUP INCORPORATED SERIES MTN                                     4.75           12/15/2010           751,078
       2,410,000  COUNTRYWIDE HOME LOANS INCORPORATED                                   3.25           05/21/2008         2,371,507
       3,250,000  FORD MOTOR CREDIT COMPANY                                             7.38           02/01/2011         3,523,965
         940,000  FORD MOTOR CREDIT COMPANY                                             7.00           10/01/2013           986,770
       6,000,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      5.45           01/15/2013         6,351,054
         720,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                 6.88           09/15/2011           753,804
       1,955,000  HOUSEHOLD FINANCE CORPORATION                                         8.00           07/15/2010         2,312,988
         535,000  JOHN DEERE CAPITAL CORPORATION                                        7.00           03/15/2012           617,452
         480,000  MBNA CORP CORPORATION SERIES MTN                                      5.63           11/30/2007           508,793

                                                                                                                         20,905,619
                                                                                                                       ------------

OIL & GAS EXTRACTION - 1.04%
         370,000  ANADARKO PETROLEUM CORPORATION                                        7.20           03/15/2029           432,471
         695,000  BURLINGTON RESOURCES FINANCE COMPANY                                  7.40           12/01/2031           831,060
       1,445,000  CONOCOPHILLIPS                                                        8.75           05/25/2010         1,780,184
         345,000  OCCIDENTAL PETROLEUM CORPORATION                                      6.75           01/15/2012           390,265

                                                                                                                          3,433,980
                                                                                                                       ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.21%
         600,000  KEYSPAN CORPORATION                                                   7.63           11/15/2010           709,086
                                                                                                                       ------------

PRIMARY METAL INDUSTRIES - 0.18%
         565,000  ALCOA INCORPORATED                                                    5.38           01/15/2013           591,895
                                                                                                                       ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.09%
         300,000  DEX MEDIA INCORPORATED++                                              8.00           11/15/2013           311,250
                                                                                                                       ------------

RAILROAD TRANSPORTATION - 0.38%
         625,000  BURLINGTON NORTHERN SANTA FE                                          7.00           12/15/2025           697,872
         515,000  CANADIAN NATIONAL RAILWAY COMPANY                                     6.38           10/15/2011           573,714

                                                                                                                          1,271,586
                                                                                                                       ------------

REAL ESTATE - 0.89%
         410,000  DUKE REALTY LP                                                        5.40           08/15/2014           414,563
       1,500,000  EOP OPERATING LP                                                      7.00           07/15/2011         1,676,820
         780,000  SIMON PROPERTY GROUP LP                                               6.35           08/28/2012           847,709

                                                                                                                          2,939,092
                                                                                                                       ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.42%
       4,845,000  CREDIT SUISSE FB USA INCORPORATED                                     4.70           06/01/2009         4,996,266
       1,015,000  GOLDMAN SACHS CAPITAL INCORPORATED                                    6.35           02/15/2034         1,015,598
         767,000  JEFFERIES GROUP INCORPORATED                                          7.75           03/15/2012           894,952
       4,485,000  JP MORGAN CHASE & COMPANY                                             6.63           03/15/2012         5,010,682
         930,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 6.63           01/18/2012         1,037,302
       1,745,000  MORGAN STANLEY                                                        4.75           04/01/2014         1,687,989

                                                                                                                         14,642,789
                                                                                                                       ------------

TRANSPORTATION EQUIPMENT - 2.57%
         715,000  BOEING COMPANY                                                        8.75           08/15/2021           938,791
         615,000  CHC HELICOPTER CORPORATION++                                          7.38           05/01/2014           621,919
       2,270,000  DAIMLERCHRYSLER NA HOLDINGS CORPORATION                               7.20           09/01/2009         2,549,998
         370,000  DAIMLERCHRYSLER NA HOLDINGS CORPORATION                               7.30           01/15/2012           418,031

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
TRANSPORTATION EQUIPMENT (continued)
$      1,800,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                 8.00%          11/01/2031      $  1,865,018
         860,000  NORTHROP GRUMMAN CORPORATION                                          4.08           11/16/2006           876,153
         505,000  NORTHROP GRUMMAN CORPORATION                                          7.13           02/15/2011           580,603
         605,000  RAYTHEON COMPANY                                                      6.75           08/15/2007           663,719

                                                                                                                          8,514,232
                                                                                                                       ------------

WATER TRANSPORTATION - 0.40%
         705,000  REPUBLIC SERVICES INCORPORATED                                        6.75           08/15/2011           790,675
         535,000  UNITED UTILITIES                                                      5.38           02/01/2019           518,241

                                                                                                                          1,308,916
                                                                                                                       ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.22%
         705,000  UNILEVER CAPITAL CORPORATION                                          6.88           11/01/2005           741,741
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $156,877,060)                                                                       159,479,777
                                                                                                                       ------------

MORTGAGE-BACKED SECURITIES - 2.25%
      38,458,597  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX++(C)+/-                                       0.07           01/15/2037           936,771
      30,180,570  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS++(C)+/-                                                 0.25           02/15/2037           929,540
      75,416,887  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1++(C)+/-        0.35           04/15/2034         2,302,199
      44,077,651  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003 C4
                  XP++(C)+/-                                                            1.20           04/15/2035         1,912,388
      10,835,602  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES
                  2003-C1A CLASS X++(C)+/-                                              3.34           01/25/2035         1,343,053

TOTAL MORTGAGE-BACKED SECURITIES (COST $7,213,532)                                                                        7,423,951
                                                                                                                       ------------

FOREIGN GOVERNMENT BONDS - 1.31%
         470,000  CHILE GOVERNMENT INTERNATIONAL BOND                                   5.50           01/15/2013           493,218
         455,000  MALAYSIA GOVERNMENT INTERNATIONAL BOND                                8.75           06/01/2009           547,183
       1,075,000  REPUBLIC OF SOUTH AFRICA                                              6.50           06/02/2014         1,134,125
       2,035,000  UNITED MEXICAN STATES SERIES MTNA                                     7.50           04/08/2033         2,149,978

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $4,157,832)                                                                         4,324,504
                                                                                                                       ------------

US GOVERNMENT AGENCY SECURITIES - 5.96%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.96%
       2,755,000  FHLMC                                                                 3.38           04/15/2009         2,726,954
       4,000,000  FHLMC                                                                 7.00           03/15/2010         4,617,876
       2,285,000  FHLMC                                                                 5.50           09/15/2011         2,462,014

                                                                                                                          9,806,844
                                                                                                                       ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.00%
       7,545,000  FNMA                                                                  2.38           02/15/2007         7,466,841
       2,100,000  FNMA                                                                  3.25           08/15/2008         2,088,921
         324,572  FNMA #520842                                                          8.00           11/01/2029           355,719

                                                                                                                          9,911,481
                                                                                                                       ------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $19,645,360)                                                                 19,718,325
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
US TREASURY SECURITIES - 14.93%

US TREASURY BILLS - 0.18%
$        600,000  US TREASURY BILL^                                                     1.34%          11/18/2004      $    597,987
                                                                                                                       ------------

US TREASURY BONDS - 0.57%
         470,000  US TREASURY BOND                                                      6.00           02/15/2026           532,477
       1,280,000  US TREASURY BOND                                                      5.38           02/15/2031         1,362,801

                                                                                                                          1,895,278
                                                                                                                       ------------

US TREASURY NOTES - 14.18%
       1,245,000  US TREASURY NOTE                                                      2.75           07/31/2006         1,253,753
         135,000  US TREASURY NOTE                                                      6.25           02/15/2007           146,797
       2,250,000  US TREASURY NOTE                                                      3.13           05/15/2007         2,277,245
       5,200,000  US TREASURY NOTE                                                      5.63           05/15/2008         5,679,783
       6,200,000  US TREASURY NOTE                                                      3.38           11/15/2008         6,262,484
       3,295,000  US TREASURY NOTE                                                      4.00           06/15/2009         3,398,611
         305,000  US TREASURY NOTE                                                      3.63           07/15/2009           309,349
         660,000  US TREASURY NOTE                                                      3.50           08/15/2009           665,465
       1,120,000  US TREASURY NOTE                                                      5.75           08/15/2010         1,250,813
       5,905,000  US TREASURY NOTE                                                      4.00           02/15/2014         5,854,483
       8,535,000  US TREASURY NOTE                                                      4.75           05/15/2014         8,957,414
      10,755,000  US TREASURY NOTE                                                      4.25           08/15/2014        10,862,550

                                                                                                                         46,918,747
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $48,518,796)                                                                          49,412,012
                                                                                                                       ------------

COLLATERAL FOR SECURITIES LENDING - 25.89%
                  COLLATERAL FOR SECURITY LENDING                                                                        85,684,054

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $85,684,054)                                                               85,684,054
                                                                                                                       ------------
SHARES

SHORT-TERM INVESTMENTS - 4.19%
      13,859,049  WELLS FARGO MONEY MARKET TRUST~                                                                        13,859,049
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,859,049)                                                                          13,859,049
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $413,382,143)*                                     126.26%                                                       $417,867,813

OTHER ASSETS AND LIABILITIES, NET                        (26.26)                                                        (86,899,083)
                                                         ------                                                        ------------

TOTAL NET ASSETS                                         100.00%                                                       $330,968,730
                                                         ------                                                        ------------

+     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,685,417.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECIEVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY SECURITY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------






THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
AFFILIATED BOND FUNDS - 38.69%
       2,731,402  WELLS FARGO HIGH YIELD BOND FUND CLASS A+                                                     $   28,952,864

TOTAL AFFILIATED BOND FUNDS (COST $28,461,211)                                                                      28,952,864
                                                                                                                --------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

ASSET-BACKED SECURITIES - 3.84%
$        235,000  AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                       2.84%      08/06/2010           234,537
         515,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                3.18       09/15/2010           514,988
         310,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2003-2 CLASS A4                    3.02       12/17/2010           309,369
         165,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                2.97       05/15/2009           165,000
         360,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                        3.02       03/15/2011           362,129
         615,000  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A4                    2.94       12/15/2010           609,912
         670,000  WFS FINANCIAL OWNER TRUST SERIES 2004-2 CLASS A4                     3.54       11/21/2011           676,427

TOTAL ASSET-BACKED SECURITIES (COST $2,869,711)                                                                      2,872,362
                                                                                                                --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.36%
      13,160,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2003-T12
                  CLASS X2++(C)+/-                                                     0.92       08/13/2039           398,259
       3,853,027  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                               1.18       11/11/2030           134,286
       5,495,498  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX++(C)+/-                                             0.27       05/15/2038           225,085
       1,960,000  FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL
                  MORTGAGE TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2++(C)+/-        2.00       03/15/2033           149,604
       4,179,224  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1++(C)+/-                                 0.61       11/15/2039           141,682
         434,808  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                     6.87       07/15/2029           470,653
      15,170,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP++(C)+/-                                           0.55       06/10/2036           289,908
       3,345,000  MACH ONE TRUST, COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                  CLASS X++(C)+/-                                                      1.64       05/28/2040           228,798
       2,934,680  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X++(C)+/-             1.51       10/28/2033           152,603
       4,916,312  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1++(C)+/-                                                           1.37       03/18/2036           322,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,499,113)                                                          2,512,933
                                                                                                                --------------

CORPORATE BONDS & NOTES - 32.98%

APPAREL & ACCESSORY STORES - 0.04%
          91,972  NATIONAL VISION INCORPORATED(A)                                     12.00       03/30/2009            26,384
                                                                                                                --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.18%
         130,000  MDC HOLDINGS INCORPORATED                                            5.50       05/15/2013           131,061
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 0.35%
          70,000  ABBOTT LABORATORIES                                                  5.63       07/01/2006            73,634
         190,000  WYETH                                                                5.50       02/01/2014           190,960

                                                                                                                       264,594
                                                                                                                --------------

COMMUNICATIONS - 4.26%
         120,000  AT&T WIRELESS SERVICES INCORPORATED                                  7.88       03/01/2011           141,435
         165,000  BRITISH TELECOMMUNICATIONS PLC                                       8.38       12/15/2010           198,777

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$         65,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                            7.65%      09/15/2010    $       74,398
         360,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38       03/15/2013           435,302
         220,000  COX COMMUNICATIONS INCORPORATED                                      4.63       06/01/2013           201,314
         375,000  COX ENTERPRISES INCORPORATED++                                       8.00       02/15/2007           405,497
         145,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.75       06/15/2030           185,871
         250,000  SPRINT CAPITAL CORPORATION                                           6.90       05/01/2019           271,353
         330,000  TELECOM ITALIA CAPITAL++                                             5.25       11/15/2013           335,123
         305,000  TIME WARNER COMPANIES INCORPORATED                                   6.63       05/15/2029           310,980
         165,000  VERIZON GLOBAL FUNDING CORPORATION                                   7.75       12/01/2030           195,399
         300,000  VERIZON NEW ENGLAND INCORPORATED                                     6.50       09/15/2011           329,645
          85,000  VODAFONE GROUP PLC                                                   7.75       02/15/2010            99,909

                                                                                                                     3,185,003
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 4.28%
         365,000  BANK OF AMERICA CORPORATION                                          7.80       09/15/2016           447,524
          90,000  CAPITAL ONE BANK                                                     6.50       06/13/2013            96,633
         165,000  FIRST MIDWEST CAPITAL TRUST I                                        6.95       12/01/2033           172,769
         295,000  FLEETBOSTON FINANCIAL CORPORATION                                    3.85       02/15/2008           298,310
         135,000  HSBC HOLDINGS PLC                                                    7.50       07/15/2009           155,840
         140,000  JP MORGAN CHASE & COMPANY                                            5.25       05/30/2007           147,625
         270,000  NATIONAL CITY BANK SERIES BKNT                                       6.20       12/15/2011           296,466
         505,000  NATIONAL WESTMINSTER BANK PLC                                        7.38       10/01/2009           584,932
         130,000  UNIBANCO-UNIAO DE BANCO++                                            7.38       12/15/2013           130,000
         560,000  US BANCORP SERIES MTNN                                               3.95       08/23/2007           570,502
         270,000  WASHINGTON MUTUAL BANK FA                                            6.88       06/15/2011           304,960

                                                                                                                     3,205,561
                                                                                                                --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.91%
         435,000  ALLIED WASTE NORTH AMERICA SERIES B                                  7.63       01/01/2006           456,206
         135,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38       03/15/2010           141,921
         130,000  CONSTELLATION ENERGY GROUP INCORPORATED                              7.60       04/01/2032           150,375
         155,000  DOMINION RESOURCES INCORPORATED SERIES E                             6.75       12/15/2032           163,415
         205,000  MIDAMERICAN ENERGY HOLDINGS                                          5.88       10/01/2012           215,042
          70,000  PROGRESS ENERGY INCORPORATED                                         7.00       10/30/2031            75,425
         200,000  WASTE MANAGEMENT INCORPORATED                                        7.38       08/01/2010           230,103

                                                                                                                     1,432,487
                                                                                                                --------------

FINANCIAL SERVICES - 2.41%
         910,000  CITIGROUP INCORPORATED                                               7.25       10/01/2010         1,070,589
         230,000  DAI-ICHI MUTUAL LIFE++                                               5.73       03/17/2014           232,417
         505,000  NATIONWIDE BUILDING SOCIETY++                                        2.63       01/30/2007           499,051

                                                                                                                     1,802,057
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS - 1.69%
$        240,000  CADBURY SCHWEPPES US FINANCE LLC++                                   3.88%      10/01/2008    $      240,489
         260,000  CIA BRASILEIRA DE BEBIDAS                                           10.50       12/15/2011           319,800
         185,000  CIA BRASILEIRA DE BEBIDAS++                                          8.75       09/15/2013           212,288
         125,000  CONAGRA INCORPORATED                                                 7.00       10/01/2028           140,979
          60,000  GENERAL MILLS INCORPORATED                                           5.13       02/15/2007            62,790
         125,000  GENERAL MILLS INCORPORATED                                           6.00       02/15/2012           134,465
          75,000  KELLOGG COMPANY SERIES B                                             6.00       04/01/2006            78,810
          65,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                           7.00       03/01/2029            76,274

                                                                                                                     1,265,895
                                                                                                                --------------

FOOD STORES - 0.46%
         100,000  ALBERTSON'S INCORPORATED                                             7.45       08/01/2029           113,254
         210,000  KROGER COMPANY                                                       6.20       06/15/2012           227,302

                                                                                                                       340,556
                                                                                                                --------------

FORESTRY - 0.16%
         110,000  WEYERHAEUSER COMPANY                                                 5.95       11/01/2008           118,599
                                                                                                                --------------

GENERAL MERCHANDISE STORES - 0.10%
          70,000  FEDERATED DEPARTMENT STORES                                          6.63       04/01/2011            78,147
                                                                                                                --------------

HEALTH SERVICES - 0.35%
         140,000  ANTHEM INCORPORATED                                                  6.80       08/01/2012           157,727
          45,000  HUMANA INCORPORATED                                                  6.30       08/01/2018            46,430
          55,000  UNITEDHEALTH GROUP INCORPORATED                                      4.88       04/01/2013            55,477

                                                                                                                       259,634
                                                                                                                --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.43%
         150,000  ISTAR FINANCIAL INCORPORATED SERIES B                                4.88       01/15/2009           149,863
         385,000  PREFERRED TERM SECURITIES XIII CLASS B-3+++/-                        4.63       03/24/2034           372,488
         360,000  PREFERRED TERM SECURITIES XIV CLASS B-1+++/-                         3.00       06/24/2034           360,900
         175,000  SIMON PROPERTY GROUP LP                                              6.38       11/15/2007           189,834

                                                                                                                     1,073,085
                                                                                                                --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.25%
         115,000  AEGON NV                                                             4.75       06/01/2013           113,536
          75,000  ALLSTATE CORPORATION                                                 6.13       12/15/2032            77,134

                                                                                                                       190,670
                                                                                                                --------------

INSURANCE CARRIERS - 2.51%
         250,000  AMBAC FINANCIAL GROUP INCORPORATED                                   9.38       08/01/2011           319,595
          75,000  AMERICAN INTERNATIONAL GROUP SERIES MTNF                             2.85       12/01/2005            75,617
         130,000  ASSURANT INCORPORATED                                                6.75       02/15/2034           135,056
          75,000  FIDELITY NATIONAL FINANCIAL INCORPORATED                             5.25       03/15/2013            75,702
          85,000  HARTFORD FINANCIAL SERVICES GROUP                                    4.75       03/01/2014            83,161

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
INSURANCE CARRIERS (continued)
          75,000  METLIFE INCORPORATED                                                 5.38       12/15/2012            77,728
         120,000  NATIONWIDE CSN TRUST++                                               9.88       02/15/2025           128,878
         160,000  OHIO CASUALTY CORPORATION                                            7.30       06/15/2014           165,865
         305,000  PRINCIPAL LIFE INCORPORATED FUNDING                                  3.20       04/01/2009           297,946
         235,000  PRUDENTIAL FINANCIAL INCORPORATED                                    4.10       11/15/2006           239,642
         210,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         3.75       05/01/2008           212,076

                                                                                                                     1,875,680
                                                                                                                --------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.30%
         195,000  GOODRICH CORPORATION                                                 7.63       12/15/2012           227,189
                                                                                                                --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.29%
         135,000  AMERICAN EXPRESS CREDIT CORPORATION                                  3.00       05/16/2008           132,539
         145,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                      4.00       03/15/2011           141,521
         220,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     2.75       06/15/2008           212,635
          90,000  CIT GROUP INCORPORATED SERIES MTN                                    4.75       12/15/2010            91,347
         200,000  COUNTRYWIDE HOME LOANS INCORPORATED                                  3.25       05/21/2008           196,806
         435,000  FORD MOTOR CREDIT COMPANY                                            7.38       02/01/2011           471,669
         125,000  FORD MOTOR CREDIT COMPANY                                            7.00       10/01/2013           131,219
         405,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.75       03/15/2032           460,021
         190,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.88       09/15/2011           198,921
         255,000  HOUSEHOLD FINANCE CORPORATION                                        8.00       07/15/2010           301,694
         105,000  JOHN DEERE CAPITAL CORPORATION                                       7.00       03/15/2012           121,182

                                                                                                                     2,459,554
                                                                                                                --------------

OIL & GAS EXTRACTION - 0.59%
          65,000  ANADARKO PETROLEUM CORPORATION                                       7.20       03/15/2029            75,975
         235,000  CONOCOPHILLIPS                                                       8.75       05/25/2010           289,511
          70,000  OCCIDENTAL PETROLEUM CORPORATION                                     6.75       01/15/2012            79,184

                                                                                                                       444,670
                                                                                                                --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.15%
          95,000  KEYSPAN CORPORATION                                                  7.63       11/15/2010           112,272
                                                                                                                --------------

PRIMARY METAL INDUSTRIES - 0.10%
          70,000  ALCOA INCORPORATED                                                   5.38       01/15/2013            73,332
                                                                                                                --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.17%
         125,000  DEX MEDIA INCORPORATED++                                             8.00       11/15/2013           129,688
                                                                                                                --------------

RAILROAD TRANSPORTATION - 0.31%
         100,000  BURLINGTON NORTHERN SANTA FE                                         7.00       12/15/2025           111,659
         110,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.38       10/15/2011           122,541
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE - 0.45%
$         55,000  DUKE REALTY LP                                                       5.40       08/15/2014    $       55,612
         190,000  EOP OPERATING LP                                                     7.00       07/15/2011           212,397
          65,000  SIMON PROPERTY GROUP LP                                              6.35       08/28/2012            70,643

                                                                                                                       338,652
                                                                                                                --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.36%
         730,000  CREDIT SUISSE FB USA INCORPORATED                                    4.70       06/01/2009           752,791
         315,000  GOLDMAN SACHS CAPITAL INCORPORATED                                   6.35       02/15/2034           315,186
         220,000  JEFFERIES GROUP INCORPORATED                                         7.75       03/15/2012           256,701
         670,000  JP MORGAN CHASE & COMPANY                                            6.63       03/15/2012           748,530
         415,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                6.63       01/18/2012           462,882
         755,000  MORGAN STANLEY                                                       4.75       04/01/2014           730,333

                                                                                                                     3,266,423
                                                                                                                --------------

TRANSPORTATION EQUIPMENT - 2.39%
         135,000  BOEING COMPANY                                                       8.75       08/15/2021           177,255
         285,000  CHC HELICOPTER CORPORATION++                                         7.38       05/01/2014           288,206
         455,000  DAIMLERCHRYSLER NA HOLDINGS CORPORATION                              7.20       09/01/2009           511,123
          50,000  DAIMLERCHRYSLER NA HOLDINGS CORPORATION                              7.30       01/15/2012            56,491
         405,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                8.00       11/01/2031           419,629
         115,000  NORTHROP GRUMMAN CORPORATION                                         4.08       11/16/2006           117,160
         120,000  NORTHROP GRUMMAN CORPORATION                                         7.13       02/15/2011           137,965
          75,000  RAYTHEON COMPANY                                                     6.75       08/15/2007            82,279

                                                                                                                     1,790,108
                                                                                                                --------------

WATER TRANSPORTATION - 0.38%
         140,000  REPUBLIC SERVICES INCORPORATED                                       6.75       08/15/2011           157,013
         130,000  UNITED UTILITIES                                                     5.38       02/01/2019           125,928

                                                                                                                       282,941
                                                                                                                --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.11%
          75,000  UNILEVER CAPITAL CORPORATION                                         6.88       11/01/2005            78,909
                                                                                                                --------------

TOTAL CORPORATE BONDS & NOTES (COST $24,220,925)                                                                    24,687,351
                                                                                                                --------------

MORTGAGE-BACKED SECURITIES - 1.35%
       4,071,326  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX++(C)+/-                                      0.07       01/15/2037            99,169
       4,715,899  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS++(C)+/-                                                0.25       02/15/2037           145,247
      12,293,050  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1(C)+/-++       0.35       04/15/2034           375,261
       3,526,667  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003 C4
                  XP++(C)+/-                                                           1.20       04/15/2035           153,011
       1,911,896  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES
                  2003-C1A CLASS X++(C)+/-                                             3.34       01/25/2035           236,976

TOTAL MORTGAGE-BACKED SECURITIES (COST $976,851)                                                                     1,009,664
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS - 7.62%
$        120,000  CHILE GOVERNMENT INTERNATIONAL BOND                                  5.50%      01/15/2013    $      125,928
       1,650,000  DEUTSCHE BUNDESREPUBLIK (EURO)                                       4.50       01/04/2013         2,089,403
         310,000  MALAYSIA GOVERNMENT INTERNATIONAL BOND                               8.75       06/01/2009           372,806
       1,750,000  NEW ZEALAND GOVERNMENT SERIES 1111 (NZD)                             6.00       11/15/2011         1,134,621
         335,000  REPUBLIC OF SOUTH AFRICA                                             6.50       06/02/2014           353,425
         600,000  UNITED KINGDOM GILT BOND (BRITISH POUND)                             5.00       03/07/2008         1,084,550
         515,000  UNITED MEXICAN STATES SERIES MTNA                                    7.50       04/08/2033           544,098

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,274,507)                                                                    5,704,831
                                                                                                                --------------

US GOVERNMENT AGENCY SECURITIES - 0.02%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.01%
           6,485  FHLMC #C00922                                                        8.00       02/01/2030             7,046
                                                                                                                --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
          11,000  GNMA #516121                                                         7.50       12/15/2029            11,875
                                                                                                                --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $17,443)                                                                    18,921
                                                                                                                --------------

US TREASURY SECURITIES - 9.97%

US TREASURY BILLS - 0.10%
          75,000  US TREASURY BILL^                                                    1.34       11/18/2004            74,749
                                                                                                                --------------

US TREASURY BONDS - 2.02%
         100,000  US TREASURY BOND                                                     6.00       02/15/2026           113,293
       1,310,000  US TREASURY BOND                                                     5.38       02/15/2031         1,394,741

                                                                                                                     1,508,034
                                                                                                                --------------

US TREASURY NOTES - 7.85%
         700,000  US TREASURY NOTE                                                     1.88       12/31/2005           697,812
         150,000  US TREASURY NOTE                                                     2.75       06/30/2006           151,119
         450,000  US TREASURY NOTE                                                     2.75       07/31/2006           453,164
         250,000  US TREASURY NOTE                                                     3.13       05/15/2007           253,027
         550,000  US TREASURY NOTE                                                     3.63       07/15/2009           557,842
         170,000  US TREASURY NOTE                                                     3.50       08/15/2009           171,408
          65,000  US TREASURY NOTE                                                     5.75       08/15/2010            72,592
       2,270,000  US TREASURY NOTE                                                     4.75       05/15/2014         2,382,347
       1,125,000  US TREASURY NOTE                                                     4.25       08/15/2014         1,136,248

                                                                                                                     5,875,559
                                                                                                                --------------

TOTAL US TREASURY SECURITIES (COST $7,375,773)                                                                       7,458,342
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES                                                                                                               VALUE
SHORT-TERM INVESTMENTS - 1.56%
       1,170,204  WELLS FARGO MONEY MARKET TRUST~                                                               $    1,170,204
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,170,204)                                                                       1,170,204
                                                                                                                --------------

COLLATERAL FOR SECURITIES LENDING - 11.73%
                  COLLATERAL FOR SECURITY LENDING                                                               $    8,775,407

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,775,407)                                                            8,775,407
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $81,641,145)*                                      111.12%                                                $   83,162,879

OTHER ASSETS AND LIABILITIES, NET                        (11.12)                                                    (8,324,328)
                                                        -------                                                 --------------

Total Net Assets                                         100.00%                                                $   74,838,551
                                                        -------                                                 --------------

+     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $28,461,211.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITY ENTITLE HOLDERS TO RECIEVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

+/-   VARIABLE RATE SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 1.41%

HOLDING & OTHER INVESTMENT OFFICES - 1.41%
$      1,050,000  PREFERRED TERM SECURITIES XIV CLASS A-2+++/-                    2.03%        06/24/2034    $    1,050,000

TOTAL CORPORATE BONDS & NOTES (COST $1,050,000)                                                                   1,050,000
                                                                                                             --------------

US GOVERNMENT AGENCY SECURITIES - 2.71%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.71%
       2,000,001  FNMA+/-                                                         3.43         02/17/2009         2,020,880
                                                                                                             --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $2,000,001)                                                           2,020,880
                                                                                                             --------------

US TREASURY SECURITIES - 93.70%

US TREASURY BONDS - 43.50%
      11,100,000  US TREASURY BOND - INFLATION PROTECTED&                         2.00         07/15/2014        11,399,647
       3,000,000  US TREASURY BOND - INFLATION PROTECTED&                         2.38         01/15/2025         3,132,871
       5,490,000  US TREASURY BOND - INFLATION PROTECTED&                         3.63         04/15/2028         8,133,254
       5,980,000  US TREASURY BOND - INFLATION PROTECTED&                         3.88         04/15/2029         9,111,299
         500,000  US TREASURY BOND - INFLATION PROTECTED&                         3.38         04/15/2032           674,483

                                                                                                                 32,451,554
                                                                                                             --------------

US TREASURY NOTES - 50.20%
       8,310,000  US TREASURY NOTE - INFLATION PROTECTED&                         3.63         01/15/2008        10,725,117
       6,400,000  US TREASURY NOTE - INFLATION PROTECTED&                         3.88         01/15/2009         8,334,680
       2,475,000  US TREASURY NOTE - INFLATION PROTECTED&                         3.50         01/15/2011         3,052,647
       3,725,000  US TREASURY NOTE - INFLATION PROTECTED&                         3.38         01/15/2012         4,499,287
       9,300,000  US TREASURY NOTE - INFLATION PROTECTED&                         3.00         07/15/2012        10,839,663

                                                                                                                 37,451,394
                                                                                                             --------------

TOTAL US TREASURY SECURITIES (COST $68,395,036)                                                                  69,902,948
                                                                                                             --------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 47.68%
                  COLLATERAL FOR SECURITY LENDING                                                                35,568,843

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $35,568,843)                                                       35,568,843
                                                                                                             --------------

SHORT-TERM INVESTMENTS - 1.90%
       1,417,949  WELLS FARGO MONEY MARKET TRUST~                                                                 1,417,949
                                                                                                             --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,417,949)                                                                    1,417,949
                                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,431,829)*                                     147.40%                                             $  109,960,620

OTHER ASSETS AND LIABILITIES, NET                        (47.40)                                                (35,359,963)
                                                        -------                                              --------------

TOTAL NET ASSETS                                         100.00%                                             $   74,600,657
                                                        -------                                              --------------

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 11.32%
$     16,000,000  FHLB SERIES 432                                                       4.50%          09/16/2013    $   15,981,824
       2,000,000  FHLB SERIES 4H06                                                      2.75           11/15/2006         1,999,664
       7,500,000  FHLMC                                                                 3.38           08/23/2007         7,555,440
      10,000,000  FHLMC                                                                 4.38           02/04/2010        10,041,780
      12,000,000  FNMA                                                                  3.13           07/15/2006        12,120,804
       6,700,000  FNMA                                                                  3.00           08/15/2007         6,699,491
      16,000,000  FNMA                                                                  6.63           09/15/2009        18,086,016

TOTAL AGENCY NOTES - INTEREST BEARING (COST $71,730,142)                                                                 72,485,019
                                                                                                                     --------------

ASSET-BACKED SECURITIES - 7.72%
       2,800,000  AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                        2.84           08/06/2010         2,794,485
       4,575,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                 3.18           09/15/2010         4,574,892
       6,820,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2003-B CLASS A4                    2.86           03/08/2009         6,806,913
       3,000,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2003-2 CLASS A4                     3.02           12/17/2010         2,993,897
       3,725,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                         3.02           03/15/2011         3,747,025
       7,000,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A4           2.88           05/15/2011         6,929,493
       5,000,000  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A4                     2.94           12/15/2010         4,958,634
       3,875,000  PROVIDIAN GATEWAY MASTER TRUST SERIES 2001-B CLASS A+++/-             1.90           04/15/2009         3,882,435
       5,797,649  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-2 CLASS AF1+/-         1.65           07/25/2034         5,797,495
       6,880,000  WFS FINANCIAL OWNER TRUST SERIES 2004-2 CLASS A4                      3.54           11/21/2011         6,945,996

TOTAL ASSET-BACKED SECURITIES (COST $58,320,078)                                                                         49,431,265
                                                                                                                     --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.02%
      95,301,502  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-1 CLASS XP(C)+/-                                                 0.99           11/10/2039         3,044,321
      38,035,051  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS XP(C)+/-                                                 1.32           11/10/2038         1,888,197
     145,870,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2003-T12
                  CLASS X2++(C)+/-                                                      0.92           08/13/2039         4,414,435
      42,401,177  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                                1.18           11/11/2030         1,477,770
      61,256,750  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX++(C)+/-                                              0.27           05/15/2038         2,508,960
      28,621,777  FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL
                  MORTGAGE TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2++(C)+/-         2.00           03/15/2033         2,184,660
      52,157,800  GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2++(C)+/-       1.38           11/10/2038         2,629,150
       5,597,284  GLOBAL SIGNAL TRUST SERIES 2004-1 CLASS A++                           3.71           01/15/2034         5,517,008
      62,685,953  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1++(C)+/-                                  0.61           11/15/2039         2,125,148
       6,087,310  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                      6.87           07/15/2029         6,589,144
     229,199,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP++(C)+/-                                            0.55           06/10/2036         4,380,130
      44,138,179  MACH ONE TRUST, COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                  CLASS X++(C)+/-                                                       1.64           05/28/2040         3,019,052
      46,524,927  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X++(C)+/-              1.51           10/28/2033         2,419,296
      41,503,269  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1++(C)+/-                                                            1.37           03/18/2036         2,718,771

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $44,873,320)                                                             44,916,042
                                                                                                                     --------------

 CORPORATE BONDS & NOTES - 1.37%

 HOLDING & OTHER INVESTMENT OFFICES - 1.37%
       1,500,000  PREFERRED TERM SECURITIES XIII+++/-                                   3.76           03/24/2034         1,434,375
       7,350,000  PREFERRED TERM SECURITIES XIV CLASS A-2+++/-                          2.03           06/24/2034         7,350,000

 TOTAL CORPORATE BONDS & NOTES (COST $8,850,000)                                                                          8,784,375
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
MORTGAGE-BACKED SECURITIES - 1.29%
$     63,349,427  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX++(C)+/-                                       0.07%          01/15/2037    $    1,543,059
      52,277,164  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS++(C)+/-                                                 0.25           02/15/2037         1,610,100
      73,660,737  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1++(C)+/-        0.35           04/15/2034         2,248,590
      23,102,839  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES
                  2003-C1A CLASS X++(C)+/-                                              3.34           01/25/2035         2,863,555

TOTAL MORTGAGE-BACKED SECURITIES (COST $8,023,319)                                                                        8,265,304
                                                                                                                     --------------

US GOVERNMENT AGENCY SECURITIES - 62.76%

FEDERAL HOME LOAN BANK - 5.21%
      20,000,000  FHLB SERIES 3WO8                                                      5.50           08/15/2008        21,515,620
       1,000,000  FHLB SERIES EY05                                                      6.15           11/28/2005         1,048,385
      10,000,000  FHLB SERIES TD06                                                      6.50           11/15/2006        10,795,140

                                                                                                                         33,359,145
                                                                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.59%
      19,500,000  FHLMC                                                                 1.88           02/15/2006        19,371,436
       3,800,000  FHLMC                                                                 4.88           03/15/2007         3,988,518
       5,000,000  FHLMC                                                                 7.10           04/10/2007         5,528,085
      10,525,000  FHLMC                                                                 3.38           04/15/2009        10,417,856
       8,000,000  FHLMC                                                                 6.63           09/15/2009         9,046,928
       2,000,000  FHLMC                                                                 5.00           07/15/2014         2,057,302
      10,925,255  FHLMC #847100+/-                                                      5.08           12/01/2032        11,103,555
       4,747,466  FHLMC #A11433                                                         5.00           08/01/2033         4,723,986
       9,903,811  FHLMC #A24891                                                         6.00           07/01/2034        10,254,450
       7,060,954  FHLMC #B13066                                                         4.00           03/01/2014         7,076,223
       2,327,207  FHLMC #C01345                                                         7.00           04/01/2032         2,484,563
       7,333,327  FHLMC #C10444                                                         6.00           01/01/2033         7,594,178
       1,282,775  FHLMC #C22339                                                         6.50           02/01/2029         1,354,475
         326,120  FHLMC #C31808                                                         7.50           10/01/2029           351,153
       2,383,444  FHLMC #C59553                                                         7.50           11/01/2031         2,564,600
       3,157,459  FHLMC #C65576                                                         7.50           04/01/2032         3,395,489
          84,868  FHLMC #E00228                                                         6.50           07/01/2008            90,120
       4,713,739  FHLMC #E00659                                                         6.00           04/01/2014         4,963,781
       5,931,201  FHLMC #E96459                                                         5.00           05/01/2018         6,053,328
         192,921  FHLMC #G00683                                                         8.50           12/01/2025           212,166

                                                                                                                        112,632,192
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.95%
       7,185,000  FNMA                                                                  2.38           02/15/2007         7,110,571
      10,000,000  FNMA                                                                  6.63           10/15/2007        11,050,770
      13,000,000  FNMA                                                                  3.25           08/15/2008        12,931,412
       8,000,000  FNMA                                                                  6.38           06/15/2009         8,931,456
      21,300,000  FNMA                                                                  7.25           01/15/2010        24,756,607
      15,500,000  FNMA                                                                  7.13           06/15/2010        17,999,731
       2,000,000  FNMA                                                                  5.50           03/15/2011         2,154,656
          73,416  FNMA #190705                                                          6.50           03/01/2009            77,915
         265,340  FNMA #252260                                                          6.00           02/01/2014           279,440
         943,816  FNMA #253057                                                          8.00           12/01/2029         1,029,455
         322,606  FNMA #253266                                                          8.00           05/01/2030           350,490
       1,697,908  FNMA #253951                                                          7.50           09/01/2031         1,823,305
       1,689,198  FNMA #254190                                                          5.50           02/01/2009         1,739,372
       1,651,738  FNMA #254218                                                          7.00           02/01/2032         1,764,706
         730,868  FNMA #254223                                                          7.50           02/01/2032           784,845

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      4,484,304  FNMA #254372                                                          6.00%          07/01/2017    $    4,713,605
       4,931,183  FNMA #254480                                                          7.00           10/01/2032         5,267,190
       4,652,284  FNMA #254688                                                          5.50           03/01/2023         4,790,029
       2,256,398  FNMA #254805                                                          5.00           06/01/2013         2,347,312
       6,514,617  FNMA #254831                                                          5.00           08/01/2023         6,574,570
      12,460,430  FNMA #357464                                                          4.50           12/01/2018        12,482,483
         338,388  FNMA #417768                                                          6.50           03/01/2028           357,193
       1,307,456  FNMA #429182                                                          6.50           05/01/2028         1,379,052
         649,143  FNMA #520842                                                          8.00           11/01/2029           711,438
         535,595  FNMA #545026                                                          6.50           06/01/2016           569,167
       4,660,273  FNMA #545814                                                          6.50           08/01/2032         4,909,951
       7,845,500  FNMA #555531                                                          5.50           06/01/2033         7,988,408
       5,553,407  FNMA #555880                                                          5.50           11/01/2033         5,654,563
       1,478,787  FNMA #584829                                                          6.00           05/01/2016         1,554,720
       1,922,960  FNMA #607067                                                          6.00           11/01/2016         2,021,700
       5,440,778  FNMA #617707                                                          6.00           05/01/2032         5,643,979
       4,009,658  FNMA #672952                                                          5.50           12/01/2017         4,159,857
       4,202,033  FNMA #699853                                                          5.50           04/01/2018         4,358,315
         578,988  FNMA #70765                                                           9.00           03/01/2021           652,889
      23,008,472  FNMA #725314                                                          5.00           04/01/2034        22,904,707
       6,107,831  FNMA #746299+/-                                                       4.14           09/01/2033         6,069,305
       1,941,350  FNMA #749615                                                          5.50           11/01/2033         1,976,712
       4,304,881  FNMA #751927+/-                                                       3.75           09/01/2033         4,253,312
       5,480,554  FNMA #756265                                                          5.50           11/01/2033         5,580,384
      12,600,585  FNMA #758787                                                          5.00           12/01/2018        12,865,172
       4,194,184  FNMA #763140+/-                                                       4.23           12/01/2033         4,235,383
       9,532,186  FNMA #786583+/-                                                       4.75           07/01/2034         9,791,218

                                                                                                                        236,597,345
                                                                                                                     --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.01%
         103,837  GNMA #1580                                                           10.00           03/20/2021           117,053
       1,187,345  GNMA #158794                                                          7.00           09/15/2028         1,270,937
          72,280  GNMA #1616                                                           10.00           05/20/2021            81,480
          66,892  GNMA #2025                                                            7.00           05/20/2010            71,066
         828,547  GNMA #2824                                                            7.00           10/20/2029           884,721
         280,619  GNMA #306052                                                          9.00           06/15/2021           316,186
       2,928,294  GNMA #3376                                                            6.00           04/20/2033         3,039,740
         613,221  GNMA #467791                                                          7.50           04/15/2028           662,389
       8,490,015  GNMA #621750                                                          6.00           11/15/2033         8,826,378
         915,079  GNMA #780886                                                          6.50           10/15/2024           972,757
       1,689,947  GNMA #781123                                                          7.00           12/15/2029         1,808,572
       1,157,248  GNMA #781454                                                          7.00           05/15/2028         1,231,237

                                                                                                                         19,282,516
                                                                                                                     --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $396,443,215)                                                               401,871,198
                                                                                                                     --------------

US TREASURY SECURITIES - 7.61%

US TREASURY BONDS - 2.75%
       4,500,000  US TREASURY BOND                                                     12.00           08/15/2013         5,979,375
       8,500,000  US TREASURY BOND                                                      8.13           08/15/2019        11,616,117

                                                                                                                         17,595,492
                                                                                                                     --------------

US TREASURY NOTES - 4.86%
      13,000,000  US TREASURY NOTE                                                      6.50           10/15/2006        14,079,104
       3,000,000  US TREASURY NOTE                                                      6.63           05/15/2007         3,309,375
       3,000,000  US TREASURY NOTE                                                      3.38           11/15/2008         3,030,234

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
US TREASURY NOTES (continued)
$     10,200,000  US TREASURY NOTE                                                      4.75%          05/15/2014    $   10,704,818

                                                                                                                         31,123,531
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $47,739,783)                                                                          48,719,023
                                                                                                                     --------------

COLLATERAL FOR SECURITIES LENDING - 53.76%
                  COLLATERAL FOR SECURITY LENDING                                                                       344,232,473

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $344,232,473)                                                             344,232,473
                                                                                                                     --------------
SHARES

SHORT-TERM INVESTMENTS - 3.68%
      23,530,269  WELLS FARGO MONEY MARKET TRUST~                                                                        23,530,269
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,530,269)                                                                          23,530,269
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $994,892,599)*                                     156.53%                                                     $1,002,234,968

OTHER ASSETS AND LIABILITIES, NET                        (56.53)                                                       (361,944,055)
                                                         ------                                                      --------------

TOTAL NET ASSETS                                         100.00%                                                     $  640,290,913
                                                         ------                                                      --------------

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+/-   VARIABLE RATE SECURITIES.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECIEVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY SECURITY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 21.10%
$      4,000,000  FHLB SERIES 432                                                       4.50%          09/16/2013     $   3,995,456
       7,000,000  FHLB SERIES 4H06                                                      2.75           11/15/2006         6,998,824
       2,500,000  FHLMC                                                                 3.38           08/23/2007         2,518,480
       3,000,000  FHLMC                                                                 4.38           02/04/2010         3,012,534
       8,000,000  FNMA                                                                  3.13           07/15/2006         8,080,536
       2,100,000  FNMA                                                                  3.00           08/15/2007         2,099,840
      12,500,000  FNMA                                                                  6.63           09/15/2009        14,129,700

TOTAL AGENCY NOTES - INTEREST BEARING (COST $40,466,117)                                                                 40,835,370
                                                                                                                      -------------

ASSET-BACKED SECURITIES - 8.70%
       1,250,000  AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                        2.84           08/06/2010         1,247,538
       1,480,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                 3.18           09/15/2010         1,479,965
       2,190,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2003-B CLASS A4                    2.86           03/08/2009         2,185,798
       1,000,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2003-2 CLASS A4                     3.02           12/17/2010           997,965
       1,275,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                         3.02           03/15/2011         1,282,539
       2,500,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A4           2.88           05/15/2011         2,474,819
       2,000,000  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A3                     2.19           03/17/2008         1,989,744
       1,250,000  PROVIDIAN GATEWAY MASTER TRUST SERIES 2001-B CLASS A+++/-             1.90           04/15/2009         1,252,398
       1,783,518  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-2 CLASS AF1+/-         1.82           07/25/2034         1,783,471
       2,125,000  WFS FINANCIAL OWNER TRUST SERIES 2004-2 CLASS A4                      3.54           11/21/2011         2,145,384

TOTAL ASSET-BACKED SECURITIES (COST $20,947,432)                                                                         16,839,621
                                                                                                                      -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.42%
      28,594,998  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-1 CLASS XP(C)+/-                                                 0.99           11/10/2039           913,441
      11,410,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS XP(C)+/-                                                 1.32           11/10/2038           566,434
      46,995,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2003-T12
                  CLASS X2++(C)+/-                                                      0.92           08/13/2039         1,422,200
      13,767,196  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                                1.18           11/11/2030           479,816
      20,418,917  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX+/-  ++(C)                                            0.27           05/15/2038           836,320
       9,795,000  FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL
                  MORTGAGE TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2++(C)+/-         2.00           03/15/2033           747,639
      14,785,000  GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2++(C)+/-       1.38           11/10/2038           745,276
       1,711,648  GLOBAL SIGNAL TRUST SERIES 2004-1 CLASS A++                           3.71           01/15/2034         1,687,099
      20,895,142  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1++(C)+/-                                  0.61           11/15/2039           708,377
       2,174,039  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                      6.87           07/15/2029         2,353,266
      70,780,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP++(C)+/-                                            0.55           06/10/2036         1,352,648
      13,430,000  MACH ONE TRUST, COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                  CLASS X++(C)+/-                                                       1.64           05/28/2040           918,612
      14,313,439  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X++(C)+/-              1.51           10/28/2033           744,299
      13,475,012  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1++(C)+/-                                                            1.37           03/18/2036           882,713

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,340,045)                                                             14,358,140
                                                                                                                      -------------

CORPORATE BONDS & NOTES - 2.09%

HOLDING & OTHER INVESTMENT OFFICES - 2.09%
       2,000,000  PREFERRED TERM SECS XIII CLASS A-3+++/-                               2.99           03/24/2034         1,942,500
       2,100,000  PREFERRED TERM SECURITIES XIV CLASS A-2+++/-                          2.03           06/24/2034         2,100,000

TOTAL CORPORATE BONDS & NOTES (COST $4,100,000)                                                                           4,042,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
MORTGAGE-BACKED SECURITIES - 0.89%
$     19,002,837  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX++(C)+/-                                       0.07%          01/15/2037     $     462,869
      16,842,355  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS++(C)+/-                                                 0.25           02/15/2037           518,733
      23,903,153  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1++(C)+/-        0.35           04/15/2034           729,675
         441,071  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003 C4
                  XP+/-  ++(C)                                                          1.20           04/15/2035            19,136

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,636,136)                                                                        1,730,413
                                                                                                                      -------------

US GOVERNMENT AGENCY SECURITIES - 54.58%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.70%
      10,000,000  FHLMC                                                                 1.88           02/15/2006         9,934,070
       6,000,000  FHLMC                                                                 4.88           03/15/2007         6,297,660
           1,476  FHLMC #845410+/-                                                      3.07           07/01/2023             1,527
           1,123  FHLMC #845613+/-                                                      3.76           01/01/2024             1,162
       3,310,233  FHLMC #847100+/-                                                      5.08           12/01/2032         3,364,256
       2,997,219  FHLMC #A24891                                                         6.00           07/01/2034         3,103,334
       2,105,071  FHLMC #B13066                                                         4.00           03/01/2014         2,109,623
         567,550  FHLMC #C00894                                                         6.50           12/01/2029           598,893
         187,651  FHLMC #C01034                                                         8.00           08/01/2030           203,719
         775,736  FHLMC #C01345                                                         7.00           04/01/2032           828,188
       1,936,457  FHLMC #C10444                                                         6.00           01/01/2033         2,005,337
         587,947  FHLMC #C59553                                                         7.50           11/01/2031           632,634
       1,304,966  FHLMC #C65576                                                         7.50           04/01/2032         1,403,343
       1,796,804  FHLMC #E96459                                                         5.00           05/01/2018         1,833,801

                                                                                                                         32,317,547
                                                                                                                      -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.88%
       5,420,000  FNMA                                                                  2.63           11/15/2006         5,409,100
       8,900,000  FNMA                                                                  2.38           02/15/2007         8,807,805
       4,200,000  FNMA                                                                  7.25           01/15/2010         4,881,584
         173,669  FNMA #253881                                                          7.00           07/01/2016           184,394
         809,080  FNMA #254190                                                          5.50           02/01/2009           833,112
       1,321,391  FNMA #254218                                                          7.00           02/01/2032         1,411,765
         730,868  FNMA #254223                                                          7.50           02/01/2032           784,845
         895,688  FNMA #254243                                                          6.00           02/01/2009           920,543
       3,494,392  FNMA #254372                                                          6.00           07/01/2017         3,673,075
       1,526,537  FNMA #254480                                                          7.00           10/01/2032         1,630,554
       2,990,754  FNMA #254688                                                          5.50           03/01/2023         3,079,305
       3,513,241  FNMA #357464                                                          4.50           12/01/2018         3,519,458
         409,767  FNMA #401770                                                          6.50           10/01/2027           432,529
         309,038  FNMA #545026                                                          6.50           06/01/2016           328,410
       1,973,688  FNMA #545814                                                          6.50           08/01/2032         2,079,430
       2,519,618  FNMA #555531                                                          5.50           06/01/2033         2,565,514
       1,711,412  FNMA #555880                                                          5.50           11/01/2033         1,742,585
         354,201  FNMA #584829                                                          6.00           05/01/2016           372,388
         637,393  FNMA #607067                                                          6.00           11/01/2016           670,122
       1,630,180  FNMA #617707                                                          6.00           05/01/2032         1,691,064
       2,014,903  FNMA #672952                                                          5.50           12/01/2017         2,090,381
       1,415,245  FNMA #699853                                                          5.50           04/01/2018         1,467,881
       8,504,592  FNMA #725314                                                          5.00           04/01/2034         8,466,237
       1,850,858  FNMA #746299+/-                                                       4.14           09/01/2033         1,839,183
       1,300,889  FNMA #751927+/-                                                       3.75           09/01/2033         1,285,305
       3,955,259  FNMA #758787                                                          5.00           12/01/2018         4,038,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      1,265,606  FNMA #763140+/-                                                       4.24%          12/01/2033     $   1,278,038
       3,854,383  FNMA #786583+/-                                                       4.75           07/01/2034         3,959,124
           3,533  FNMA SERIES G93-19 CLASS FJ+/-                                        2.75           04/25/2023             3,893

                                                                                                                         69,445,936
                                                                                                                      -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.00%
          55,453  GNMA #157247                                                          9.50           05/20/2016            62,155
         187,163  GNMA #2036                                                            8.00           07/20/2025           205,455
         890,013  GNMA #3376                                                            6.00           04/20/2033           923,886
       2,585,019  GNMA #621750                                                          6.00           11/15/2033         2,687,433

                                                                                                                          3,878,929
                                                                                                                      -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $104,682,379)                                                               105,642,412
                                                                                                                      -------------

US TREASURY SECURITIES - 4.61%

US TREASURY NOTES - 4.61
         500,000  US TREASURY NOTE                                                      5.63           05/15/2008           546,133
       6,200,000  US TREASURY NOTE                                                      3.63           07/15/2009         6,288,400
       2,000,000  US TREASURY NOTE                                                      4.75           05/15/2014         2,098,984

                                                                                                                          8,933,517
                                                                                                                      -------------

TOTAL US TREASURY SECURITIES (COST $8,799,854)                                                                            8,933,517
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING - 53.55%
                  COLLATERAL FOR SECURITY LENDING                                                                       103,660,067

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $103,660,067)                                                             103,660,067
                                                                                                                      -------------
SHARES

SHORT-TERM INVESTMENTS - 4.63%
       8,960,943  WELLS FARGO MONEY MARKET TRUST~                                                                         8,960,943
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,960,943)                                                                            8,960,943
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $303,492,973)*                                     157.57%                                                      $ 305,002,983

OTHER ASSETS AND LIABILITIES, NET                        (57.57)                                                       (111,434,162)
                                                         ------                                                       -------------

TOTAL NET ASSETS                                         100.00%                                                      $ 193,568,821
                                                         ------                                                       -------------

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECIEVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONL SECURITY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


3

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
ASSET-BACKED SECURITIES - 9.49%
$      5,000,000  BMW VEHICLE OWNER TRUST SERIES 2003-A CLASS A3                       1.94%      02/25/2007     $     4,994,512
       2,000,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3              2.08       05/15/2008           1,986,064
       4,015,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1 CLASS A1          6.90       10/15/2007           4,215,547
       5,140,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1          2.55       01/20/2009           5,096,494
       1,435,372  DAIMLER CHRYSLER AUTO TRUST SERIES 2002-1 CLASS A3                   3.85       04/06/2006           1,439,582
       2,061,073  DAIMLER CHRYSLER AUTO TRUST SERIES 2002-B CLASS A3                   2.93       06/06/2006           2,065,775
         295,769  FORD CREDIT AUTO OWNER TRUST CLASS 2002-B CLASS A3A                  4.14       12/15/2005             297,120
       2,578,803  FORD CREDIT AUTO OWNER TRUST SERIES 2002-D CLASS A3A                 2.68       02/15/2006           2,583,779
         600,000  FORD CREDIT AUTO OWNER TRUST SERIES 2003-A CLASS A3A                 2.20       07/17/2006             600,383
       1,821,748  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2002-3 CLASS A3            3.00       05/18/2006           1,827,338
       3,417,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2003-1 CLASS A3            1.92       11/20/2006           3,414,018
       4,700,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3          2.11       07/15/2008           4,666,734
       2,244,935  TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2002-C CLASS A3           2.65       11/15/2006           2,250,046
         900,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2003-1 CLASS A4           1.93       01/20/2010             883,023
       4,700,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3             2.20       01/15/2008           4,681,650

TOTAL ASSET-BACKED SECURITIES (COST $41,150,039)                                                                      41,002,065
                                                                                                                 ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.12%
         509,988  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-               1.87       10/25/2031             510,345

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $508,184)                                                                510,345
                                                                                                                 ---------------

US GOVERNMENT AGENCY SECURITIES - 61.93%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 46.13%
      45,065,000  FHLMC                                                                5.50       07/15/2006          47,500,223
       4,404,472  FHLMC SERIES 1594 CLASS H                                            6.00       10/15/2008           4,541,334
       3,210,148  FHLMC SERIES 1662 CLASS C                                            6.25       06/15/2008           3,249,427
          36,584  FHLMC SERIES 22 CLASS A4                                             7.12       10/25/2027              36,585
       3,866,027  FHLMC SERIES 2509 CLASS TU                                           5.50       10/15/2009           4,047,022
       4,092,487  FHLMC SERIES 2663 CLASS BA                                           5.00       02/15/2011           4,248,970
       6,710,844  FHLMC SERIES 2687 CLASS PW                                           5.50       07/15/2009           7,020,883
      43,341,119  FHLMC SERIES 2705 CLASS LA                                           4.50       02/15/2023          44,391,911
      60,321,204  FHLMC SERIES 2727 CLASS PW                                           3.57       06/15/2029          60,264,466
      24,180,066  FHLMC SERIES 2736 CLASS DB                                           3.30       11/15/2026          23,932,428

                                                                                                                     199,233,249
                                                                                                                 ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.80%
      30,421,000  FNMA                                                                 5.00       01/15/2007          31,958,629
       8,365,865  FNMA #255347                                                         5.00       07/01/2011           8,561,068
      10,950,000  FNMA SERIES 1993-188 CLASS K                                         6.00       10/25/2008          11,583,016
       4,633,039  FNMA SERIES 1993-240 CLASS PC                                        6.25       07/25/2013           4,758,920

FEDERAL NATIONAL MORTGAGE ASSOCIATION
$      5,166,300  FNMA SERIES 2002-70 CLASS QU                                         5.50%      05/25/2010     $     5,407,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE

       5,732,057  FNMA SERIES 2002-78 CLASS VA                                         5.50       06/25/2010           5,985,257

                                                                                                                      68,254,670
                                                                                                                 ---------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $265,983,900)                                                            267,487,919
                                                                                                                 ---------------

US TREASURY SECURITIES - 18.49%

US TREASURY NOTES - 18.49%
      75,954,000  US TREASURY NOTE                                                     1.88       12/31/2005          75,716,644
       4,137,000  US TREASURY NOTE                                                     2.50       05/31/2006           4,151,223

                                                                                                                      79,867,867
                                                                                                                 ---------------

TOTAL US TREASURY SECURITIES (COST $79,444,568)                                                                       79,867,867
                                                                                                                 ---------------

SHORT-TERM INVESTMENTS - 9.79%

REPURCHASE AGREEMENTS - 9.79%
       7,282,000  BEAR STEARNS COMPANIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES                                                           1.61       09/01/2004           7,282,000
      35,000,000  GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                1.62       09/01/2004          35,000,000

                                                                                                                      42,282,000
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $42,282,000)                                                                       42,282,000
                                                                                                                 ---------------


COLLATERAL FOR SECURITIES LENDING - 39.31%
                  COLLATERAL FOR SECURITY LENDING                                                                    169,794,534

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $169,794,534)                                                          169,794,534
                                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $599,163,225)*                                     139.13%                                                 $   600,944,730

OTHER ASSETS AND LIABILITIES, NET                        (39.13)                                                    (168,998,994)
                                                         ------                                                  ---------------

Total Net Assets                                         100.00%                                                 $   431,945,736
                                                         ------                                                  ---------------

+/-   VARIABLE RATE SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


                                                                               2


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 6.72%
$       1,139,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3 CLASS A         4.35%      12/15/2011    $   1,169,453
        1,579,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                2.00       11/15/2007        1,565,063
        2,030,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                    2.08       05/15/2008        2,015,855
        1,800,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3                6.88       11/16/2009        1,996,374
        1,510,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A10 CLASS A10              4.75       12/10/2015        1,520,968
        2,270,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6                2.90       05/17/2010        2,228,014
        3,185,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1                2.55       01/20/2009        3,158,042
          950,000  CITIBANK CREDIT CARD ISSUANCT TRUST SERIES 2003-A3 CLASS A3                3.10       03/10/2010          941,364
        1,393,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                         3.18       09/08/2008        1,402,794
          960,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1                 5.75       10/15/2008        1,009,894
        1,115,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                2.11       07/15/2008        1,107,108
        4,470,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2000-1 CLASS A+/-            1.53       08/15/2007        4,476,311
        1,115,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3                   2.20       01/15/2008        1,110,647

TOTAL ASSET-BACKED SECURITIES (COST $23,718,434)                                                                          23,701,887
                                                                                                                       -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.86%
        1,190,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGES SERIES 2000-C2
                   CLASS A2                                                                   7.20       10/15/2032        1,366,763
        1,525,000  NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1B               6.59       03/15/2030        1,678,971

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,037,610)                                                                3,045,734
                                                                                                                       -------------

CORPORATE BONDS & NOTES - 18.71%

BUSINESS SERVICES - 0.59%
        1,910,000  HOUSEHOLD FINANCE CORPORATION                                              5.88       02/01/2009        2,064,175
                                                                                                                       -------------

CHEMICALS & ALLIED PRODUCTS - 0.13%
          405,000  WYETH                                                                      6.95       03/15/2011          446,013
                                                                                                                       -------------

COMMUNICATIONS - 3.45%
          210,000  AT&T WIRELESS SERVICES INCORPORATED                                        8.75       03/01/2031          271,796
          780,000  BRITISH SKY BROADCASTING PLC                                               8.20       07/15/2009          904,187
        1,355,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                         8.38       03/15/2013        1,638,430
          480,000  COX COMMUNICATIONS INCORPORATED                                            7.13       10/01/2012          516,045
          827,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.75       06/15/2030        1,060,106
          865,000  FRANCE TELECOM                                                             7.95       03/01/2006          928,295
        1,208,000  FRANCE TELECOM                                                             8.50       03/01/2011        1,440,739
          385,000  LIBERTY MEDIA CORPORATION                                                  7.88       07/15/2009          431,958
          875,000  SBC COMMUNICATIONS                                                         5.63       06/15/2016          885,371
          535,000  SPRINT CAPITAL CORPORATION                                                 7.63       01/30/2011          615,397
          875,000  TELECOM ITALIA CAPITAL++                                                   5.25       11/15/2013          888,584
          980,000  TIME WARNER INCORPORATED                                                   6.88       05/01/2012        1,090,665
          730,000  VERIZON GLOBAL FUNDING CORPORATION                                         7.75       12/01/2030          864,493
          575,000  VERIZON NEW YORK INCORPORATED SERIES A                                     6.88       04/01/2012          636,704

                                                                                                                          12,172,770
                                                                                                                       -------------

DEPOSITORY INSTITUTIONS - 2.11%
          945,000  BANK OF AMERICA CORPORATION                                                5.88       02/15/2009        1,026,313
          645,000  BANK OF AMERICA CORPORATION                                                5.25       12/01/2015          654,667
        1,015,000  CAPITAL ONE BANK                                                           5.75       09/15/2010        1,078,179
          650,000  PNC FUNDING CORPORATION                                                    5.25       11/15/2015          658,190
          380,000  RBS CAPITAL TRUST+/-                                                       4.71       12/29/2049          367,265
          350,000  ROYAL BANK OF SCOTLAND GROUP                                               5.00       11/12/2013          356,172
        1,280,000  WACHOVIA CORPORATION                                                       3.63       02/17/2009        1,272,435
          660,000  WACHOVIA CORPORATION                                                       5.25       08/01/2014          675,315
          565,000  WASHINGTON MUTUAL INCORPORATED                                             4.00       01/15/2009          566,523
          735,000  ZIONS BANCORPORATION                                                       6.00       09/15/2015          779,063

                                                                                                                           7,434,122
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.52%
$         360,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38%      03/15/2010     $     378,455
          370,000  CENTERPOINT ENERGY SERIES B                                          6.85       06/01/2015           402,987
          575,000  FIRST ENERGY CORPORATION SERIES B                                    6.45       11/15/2011           622,098
        1,062,000  PACIFIC GAS AND ELECTRIC                                             6.05       03/01/2034         1,065,783
          570,000  PROGRESS ENERGY INCORPORATED                                         7.75       03/01/2031           667,249
          550,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88       10/01/2012           668,449
        1,405,000  SOUTHERN CALIFORNIA EDISON                                           8.00       02/15/2007         1,565,235

                                                                                                                      5,370,256
                                                                                                                  -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
          605,000  LOCKHEED MARTIN CORPORATION                                          8.50       12/01/2029           792,620
                                                                                                                  -------------

FINANCIAL SERVICES - 1.70%
        1,688,000  CITIGROUP INCORPORATED                                               7.25       10/01/2010         1,985,883
          755,000  CITIGROUP INCORPORATED                                               6.50       01/18/2011           849,551
        1,210,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                      3.25       06/15/2009         1,181,414
        1,810,000  HOUSEHOLD FINANCE CORPORATION                                        6.40       06/17/2008         1,983,324

                                                                                                                      6,000,172
                                                                                                                  -------------

FOOD STORES - 0.55%
          265,000  ALBERTSON'S INCORPORATED                                             8.00       05/01/2031           319,251
          290,000  KROGER COMPANY                                                       7.50       04/01/2031           335,841
        1,075,000  YUM! BRANDS INCORPORATED                                             7.70       07/01/2012         1,269,544

                                                                                                                      1,924,636
                                                                                                                  -------------

FORESTRY - 0.20%
          600,000  WEYERHAEUSER COMPANY                                                 7.38       03/15/2032           688,543
                                                                                                                  -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.15%
          510,000  HRPT PROPERTIES TRUST                                                6.25       08/15/2016           525,957
                                                                                                                  -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
          685,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013           704,637
        1,240,000  TYCO INTERNATIONAL GROUP SA                                          6.38       10/15/2011         1,358,452

                                                                                                                      2,063,089
                                                                                                                  -------------

MOTION PICTURES - 0.20%
          585,000  TIME WARNER ENTERTAINMENT COMPANIES LP                               8.38       07/15/2033           711,610
                                                                                                                  -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.34%
          375,000  AMERICAN EXPRESS                                                     4.75       06/17/2009           389,750
          735,000  BOEING CAPITAL CORPORATION                                           6.10       03/01/2011           800,630
          625,000  FORD MOTOR CREDIT COMPANY+/-                                         3.54       10/25/2004           626,262
        1,290,000  FORD MOTOR CREDIT COMPANY                                            7.38       10/28/2009         1,411,904
          725,000  FORD MOTOR CREDIT COMPANY                                            7.00       10/01/2013           761,072
        1,490,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 3.50       05/01/2008         1,492,840
        1,655,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.88       09/15/2011         1,732,702
        1,052,000  SLM CORPORATION SERIES MTNA                                          5.00       10/01/2013         1,051,765

                                                                                                                      8,266,925
                                                                                                                  -------------

OIL & GAS EXTRACTION - 1.05%
          555,000  CONOCOPHILLIPS                                                       5.90       10/15/2032           565,716
          440,000  DEVON FINANCING CORPORATION ULC                                      6.88       09/30/2011           496,462
          830,000  ENCANA CORPORATION                                                   4.75       10/15/2013           818,134
          565,000  KERR-MCGEE CORPORATION                                               6.95       07/01/2024           594,337
          525,000  KERR-MCGEE CORPORATION                                               7.88       09/15/2031           610,351

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
OIL & GAS EXTRACTION (continued)
$         540,000  VALERO ENERGY CORPORATION                                            6.88%      04/15/2012     $     602,446

                                                                                                                      3,687,446
                                                                                                                  -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.18%
          555,000  ALBERTA ENERGY COMPANY LIMITED                                       7.38       11/01/2031           651,236
                                                                                                                  -------------

PIPELINES, EXCEPT NATURAL GAS - 0.18%
          545,000  CENTERPOINT ENERGY RESOURCE CORPORATION SERIES B                     7.88       04/01/2013           642,921
                                                                                                                  -------------

RAILROAD TRANSPORTATION - 0.61%
        1,050,000  CANADIAN NATIONAL RAILWAY COMPANY                                    7.38       10/15/2031         1,264,014
          800,000  NORFOLK SOUTHERN CORPORATION                                         7.05       05/01/2037           894,167

                                                                                                                      2,158,181
                                                                                                                  -------------

REAL ESTATE - 0.83%
        1,015,000  EOP OPERATING LP                                                     4.75       03/15/2014           969,416
        1,585,000  HEALTHCARE REALTY TRUST                                              5.13       04/01/2014         1,532,075
          430,000  SIMON PROPERTY GROUP LP                                              4.90       01/30/2014           417,885

                                                                                                                      2,919,376
                                                                                                                  -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.05%
          375,000  GOLDMAN SACHS GROUP INCORPORATED                                     4.75       07/15/2013           368,008
        1,531,000  JP MORGAN CHASE & COMPANY                                            6.75       02/01/2011         1,711,424
          575,000  MERRILL LYNCH & COMPANY                                              4.13       01/15/2009           581,537
        1,015,000  MORGAN STANLEY                                                       5.30       03/01/2013         1,041,522

                                                                                                                      3,702,491
                                                                                                                  -------------

TELECOMMUNICATIONS - 0.32%
        1,055,000  SPRINT CAPITAL CORPORATION                                           6.00       01/15/2007         1,120,626
                                                                                                                  -------------

TRANSPORTATION EQUIPMENT - 0.49%
        1,590,000  DAIMLER CHRYSLER NA HOLDING CORPORATION                              6.50       11/15/2013         1,715,343
                                                                                                                  -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.25%
          870,000  SAFEWAY INCORPORATED                                                 4.95       08/16/2010           881,100
                                                                                                                  -------------

TOTAL CORPORATE BONDS & NOTES (COST $65,071,248)                                                                     65,939,608
                                                                                                                  -------------

FOREIGN GOVERNMENT BONDS - 1.19%
        1,935,000  MEXICO GOVERNMENT INTERNATIONAL BOND SERIES MTN                      6.38       01/16/2013         2,031,750
        1,155,000  NEW BRUNSWICK PROVINCE                                               3.50       10/23/2007         1,169,620
          920,000  TXU AUSTRALIA HOLDINGS++                                             6.15       11/15/2013           995,345

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $4,104,582)                                                                     4,196,715
                                                                                                              ----------------

US GOVERNMENT AGENCY SECURITIES - 55.80%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 26.75%
       18,831,000  FHLMC                                                                2.88       12/15/2006        18,890,186
        7,737,000  FHLMC                                                                6.63       09/15/2009         8,749,510
        2,595,000  FHLMC                                                                5.00       07/15/2014         2,669,349
          568,913  FHLMC #15662                                                         5.00       07/01/2019           580,166
          334,759  FHLMC #B15604                                                        5.00       07/01/2019           341,380
          738,305  FHLMC #B15605                                                        5.00       07/01/2019           752,909
          787,142  FHLMC #B15705                                                        5.00       07/01/2019           802,711
          420,495  FHLMC #B15706                                                        5.00       07/01/2019           428,812
          276,975  FHLMC #B15762                                                        5.00       07/01/2019           282,453

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$       3,771,092  FHLMC #C01598                                                        5.00%      08/01/2033     $   3,752,442
        6,234,286  FHLMC #C01724                                                        5.00       12/01/2033         6,203,453
          325,449  FHLMC #C90588                                                        5.50       11/01/2022           335,567
          339,805  FHLMC #C90606                                                        5.50       01/01/2023           350,369
          262,594  FHLMC #C90645                                                        5.50       03/01/2023           270,565
        2,464,415  FHLMC #C90732                                                        5.50       11/01/2023         2,539,216
        1,699,522  FHLMC #C90823                                                        5.00       04/01/2024         1,713,290
          279,421  FHLMC #D95720                                                        5.50       11/01/2022           288,108
        2,020,556  FHLMC #G01647                                                        4.00       01/01/2034         1,852,228
        1,879,292  FHLMC #G01649                                                        5.00       02/01/2034         1,869,997
        2,906,173  FHLMC #M80895                                                        5.00       01/01/2011         2,981,262
          327,522  FHLMC #M80910                                                        5.00       02/01/2011           335,471
        2,543,981  FHLMC #M80911                                                        4.00       04/01/2011         2,528,082
          115,374  FHLMC #M80913                                                        5.00       04/01/2011           118,174
          333,154  FHLMC #M80914                                                        5.00       03/01/2011           341,240
        2,269,685  FHLMC #M80925                                                        5.00       06/01/2011         2,324,773
        5,447,305  FHLMC #M80927                                                        5.00       07/01/2011         5,579,515
        4,817,000  FHLMC #M80928                                                        5.00       08/01/2011         4,933,913
           11,984  FHLMC #M80933                                                        4.00       07/01/2011            11,987
          714,200  FHLMC #M90909                                                        3.50       03/01/2009           708,594
        5,014,668  FHLMC #M90913                                                        3.50       04/01/2009         4,975,306
          160,676  FHLMC #M90940                                                        3.50       07/01/2009           159,415
        2,187,000  FHLMC SERIES 2630 CLASS KN                                           2.50       04/15/2013         2,129,249
        5,307,000  FHLMC SERIES 2731 CLASS PK                                           3.50       05/15/2026         5,305,254
        3,389,435  FHLMC SERIES 2736 CLASS DB                                           3.30       11/15/2026         3,354,723
          577,000  FHLMC SERIES 2791 CLASS VD                                           5.00       02/15/2021           565,383
          681,000  FHLMC SERIES 2791 CLASS VJ                                           5.00       02/15/2021           668,075
          623,000  FHLMC SERIES 2791 CLASS VL                                           5.00       02/15/2021           611,987
        2,564,000  FHLMC SERIES 2835 CLASS NG                                           5.50       07/15/2033         2,611,875
        1,366,000  FHLMC SERIES 2840 CLASS NE                                           5.50       03/15/2033         1,391,612

                                                                                                                     94,308,601
                                                                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.53%
       18,679,000  FNMA                                                                 6.63       10/15/2007        20,641,733
        3,667,993  FNMA #254688                                                         5.50       03/01/2023         3,776,596
        3,208,596  FNMA #254963                                                         5.50       10/01/2023         3,303,597
        1,318,756  FNMA #255030                                                         5.50       12/01/2023         1,357,802
          836,141  FNMA #255389                                                         5.00       08/01/2011           855,651
        4,159,151  FNMA #555867                                                         5.50       11/01/2023         4,282,296
        7,028,249  FNMA #725248                                                         5.00       03/01/2034         6,996,553
          248,504  FNMA #741917                                                         4.00       10/01/2033           227,837
        1,316,609  FNMA #756761                                                         5.50       03/01/2024         1,355,591
        1,580,060  FNMA SERIES 2002-82 CLASS XJ                                         4.50       09/25/2012         1,599,166
        3,256,669  FNMA SERIES 2003-13 CLASS GA                                         4.50       06/25/2032         3,297,169
        5,083,946  FNMA SERIES 2003-24 CLASS PA                                         4.50       11/25/2009         5,144,710
          706,619  FNMA SERIES 2003-32 CLASS KA                                         5.00       07/25/2013           719,487
          252,699  FNMA SERIES 2003-41 CLASS YN                                         4.00       05/25/2017           255,142
        1,759,857  FNMA SERIES 2003-79 CLASS KA                                         3.75       05/25/2011         1,769,802
        6,384,000  FNMA TBA%%                                                           5.00       09/01/2033         6,332,130
        6,748,000  FNMA TBA%%                                                           5.50       09/01/2033         6,851,325
           95,000  FNMA TBA%%                                                           6.00       09/01/2034            98,384

                                                                                                                     68,864,971
                                                                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.52%
        9,946,694  GNMA #3545                                                           6.00       04/20/2034        10,324,291
          484,997  GNMA #3584                                                           6.00       07/20/2034           503,408
        3,323,000  GNMA #3598                                                           6.00       08/20/2034         3,449,148
        3,620,670  GNMA SERIES 2003-113 CLASS AE                                        4.25       08/16/2026         3,624,132

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$       4,159,567  GNMA SERIES 2004-22 CLASS BK                                         3.47%      04/20/2034     $   4,125,718
        1,077,000  GNMA SERIES 2004-42 CLASS LE                                         5.50       07/20/2033         1,098,560
        1,717,000  GNMA SERIES 2004-44 CLASS PD                                         5.50       04/20/2033         1,746,899
        1,928,000  GNMA SERIES 2004-54 CLASS LE                                         5.50       08/20/2033         1,961,617
        6,478,000  GNMA TBA%%                                                           6.00       09/01/2034         6,720,925

                                                                                                                     33,554,698
                                                                                                                  -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $193,780,750)                                                           196,728,270
                                                                                                                  -------------

US TREASURY SECURITIES - 11.94%

US TREASURY BONDS - 6.73%
        4,967,000  US TREASURY BOND                                                     7.13       02/15/2023         6,302,656
        3,484,000  US TREASURY BOND                                                     6.25       08/15/2023         4,047,021
       10,683,000  US TREASURY BOND                                                     6.13       11/15/2027        12,318,001
          997,000  US TREASURY BOND                                                     5.38       02/15/2031         1,061,494

                                                                                                                     23,729,172
                                                                                                                  -------------

US TREASURY NOTES - 5.21%
        6,622,000  US TREASURY NOTE                                                     2.50       05/31/2006         6,644,766
        5,735,000  US TREASURY NOTE                                                     3.50       08/15/2009         5,782,492
          980,000  US TREASURY NOTE                                                     5.75       08/15/2010         1,094,461
        1,426,000  US TREASURY NOTE                                                     4.75       05/15/2014         1,496,576
        3,309,000  US TREASURY NOTE                                                     4.25       08/15/2014         3,342,094

                                                                                                                     18,360,389
                                                                                                                  -------------

TOTAL US TREASURY SECURITIES (COST $41,197,963)                                                                      42,089,561
                                                                                                                  -------------

SHORT-TERM INVESTMENTS - 6.60%

REPURCHASE AGREEMENTS - 6.60%
       18,644,000  BEAR STEARNS COMPANIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES                                                           1.61       09/01/2004        18,644,000
        4,622,000  COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES                                                           1.61       09/01/2004         4,622,000

                                                                                                                     23,266,000
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,266,000)                                                                      23,266,000
                                                                                                                  -------------

                   SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 48.87%
                   COLLATERAL FOR SECURITY LENDING                                                                  172,303,309

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $172,303,309)                                                         172,303,309
                                                                                                                  -------------

         TOTAL INVESTMENTS IN SECURITIES
              (COST $526,479,896)*                    150.69%                                                     $ 531,271,084

        Other Assets and Liabilities, Net             (50.69)                                                      (178,721,270)
                                                      ------                                                      -------------

                                                      100.00%                                                     $ 352,549,814
                                                      ------                                                      -------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $19,797,896.

+/-   VARIABLE RATE SECURITIES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                        VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.93%
           N/A  WELLS FARGO STABLE INCOME PORTFOLIO                 $705,719,464

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $883,399,470)            705,719,464
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $883,399,470)*                                      99.93%    $705,719,464

OTHER ASSETS AND LIABILITIES, NET                          0.07          525,911
                                                         ------     ------------

Total Net Assets                                         100.00%    $706,245,375
                                                         ------     ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TACTICAL MATURITY BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                        VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.08%
           N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO        $17,287,564

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $17,298,101)             17,287,564
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $17,298,101)*                                      100.08%    $17,287,564

OTHER ASSETS AND LIABILITIES, NET                         (0.08)        (14,273)
                                                         ------     -----------

Total Net Assets                                         100.00%    $17,273,291
                                                         ------     -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER FUNDS                      AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE
INVESTMENT COMPANIES - 98.53%

BOND FUNDS - 9.92%
       3,519,808  MFS HIGH INCOME FUND                                                                 $    13,727,252
       2,480,429  OPPENHEIMER INTERNATIONAL BOND FUND                                                       13,791,188

                                                                                                            27,518,440
                                                                                                       ---------------

AFFILIATED BOND FUNDS - 24.74%
       3,221,073  WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                                           35,721,705
       2,604,768  WELLS FARGO MONTGOMERY TOTAL RETURN FUND                                                  32,872,178

                                                                                                            68,593,883
                                                                                                       ---------------

STOCK FUNDS - 33.56%
       2,524,280  AIM BLUE CHIP FUND                                                                        27,085,528
       1,022,668  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                           16,332,011
       1,203,317  ING INTERNATIONAL VALUE FUND                                                              18,928,170
       1,342,161  MFS STRATEGIC VALUE FUND                                                                  19,877,408
         596,700  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                    10,848,013

                                                                                                            93,071,130
                                                                                                       ---------------

AFFILIATED STOCK FUNDS - 30.31%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                     34,886,212
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                24,493,670
       1,234,485  WELLS FARGO MONTGOMERY SMALL CAP FUND                                                     12,369,540
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                 12,301,742

                                                                                                            84,051,164
                                                                                                       ---------------

TOTAL INVESTMENT COMPANIES (COST $264,906,419)                                                             273,234,617
                                                                                                       ---------------

PRINCIPAL                                                            INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 1.09%

US TREASURY BILLS - 1.09%
          65,000  US TREASURY BILL^#                                        1.03       10/07/2004               64,911
          75,000  US TREASURY BILL^#                                        1.04       10/07/2004               74,898
       2,465,000  US TREASURY BILL^#                                        1.29       11/12/2004            2,457,654
         125,000  US TREASURY BILL^#                                        1.45       11/12/2004              124,628
          40,000  US TREASURY BILL^#                                        1.52       11/12/2004               39,881
         275,000  US TREASURY BILL^#                                        1.68       02/10/2005              272,844

                                                                                                             3,034,816
                                                                                                       ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,035,931)                                                               3,034,816
                                                                                                       ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                      WELLS FARGO WEALTHBUILDER FUNDS
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                             VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $267,942,350)*                                      99.62%                                       $   276,269,433

OTHER ASSETS AND LIABILITIES, NET                          0.38                                              1,043,660
                                                         ------                                        ---------------

Total Net Assets                                         100.00%                                       $   277,313,093
                                                         ------                                        ---------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


                                                                               2

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER FUNDS                      AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                 VALUE
INVESTMENT COMPANIES - 99.47%

STOCK FUNDS - 52.42%
       1,317,097  AIM BLUE CHIP FUND                                         $   14,132,455
         595,607  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                 9,511,849
         599,940  ING INTERNATIONAL VALUE FUND                                    9,437,056
         699,003  MFS STRATEGIC VALUE FUND                                       10,352,241
         362,514  OPPENHEIMER MAIN STREET SMALL CAP FUND                          6,590,497

                                                                                 50,024,098
                                                                             --------------

AFFILIATED STOCK FUNDS - 47.05%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                          18,357,123
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                     14,173,961
         619,428  WELLS FARGO MONTGOMERY SMALL CAP FUND                           6,206,673
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                       6,160,929

                                                                                 44,898,686
                                                                             --------------

TOTAL INVESTMENT COMPANIES (COST $92,772,905)                                    94,922,784
                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $92,772,905)*                                       99.47%             $   94,922,784

OTHER ASSETS AND LIABILITIES, NET                          0.53                     506,301
                                                         ------              --------------

Total Net Assets                                         100.00%             $   95,429,085
                                                         ------              --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER FUNDS                      AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                    VALUE
INVESTMENT COMPANIES - 99.57%

STOCK FUNDS - 67.26%
         259,595  AIM BLUE CHIP FUND                                          $      2,785,449
       1,745,453  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                   27,874,880
       1,763,831  ING INTERNATIONAL VALUE FUND                                      27,745,064
         551,328  MFS STRATEGIC VALUE FUND                                           8,165,170
         489,975  OPPENHEIMER MAIN STREET SMALL CAP FUND                             8,907,740

                                                                                    75,478,303
                                                                              ----------------

AFFILIATED STOCK FUNDS - 32.31%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                             14,360,804
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                         2,800,171
         954,934  WELLS FARGO MONTGOMERY SMALL CAP FUND                              9,568,436
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                          9,526,851

                                                                                    36,256,262
                                                                              ----------------

TOTAL INVESTMENT COMPANIES (COST $105,014,245)                                     111,734,565
                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $105,014,245)*                                      99.57%              $    111,734,565

OTHER ASSETS AND LIABILITIES, NET                          0.43                        485,546
                                                         ------               ----------------

Total Net Assets                                         100.00%              $    112,220,111
                                                         ------               ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


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ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Diversified Bond Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Fund, Wells Fargo Income Plus Fund, Wells Fargo Inflation-Protected Bond Fund, Wells Fargo Intermediate Government Income Fund, Wells Fargo Limited Term Government Income Fund, Wells Fargo Montgomery Short Duration Government Bond Fund, Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo Stable Income Fund, Wells Fargo Tactical Maturity Bond Fund, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 8, 2004


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Diversified Bond Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Fund, Wells Fargo Income Plus Fund, Wells Fargo Inflation-Protected Bond Fund, Wells Fargo Intermediate Government Income Fund, Wells Fargo Limited Term Government Income Fund, Wells Fargo Montgomery Short Duration Government Bond Fund, Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo Stable Income Fund, Wells Fargo Tactical Maturity Bond Fund, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 8, 2004


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By:   /s/ Karla M. Rabusch
                                              Karla M. Rabusch
                                              President


                                        By:   /s/ Stacie D. DeAngelo
                                              Stacie D. DeAngelo
                                              Treasurer

Date: October 8, 2004

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By:   /s/ Karla M. Rabusch
                                              Karla M. Rabusch
                                              President


                                        By:   /s/ Stacie D. DeAngelo
                                              Stacie D. DeAngelo
                                              Treasurer

Date: October 8, 2004